Vanguard® Short Duration Tax-Exempt Bond ETF
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.8%)
Alabama (8.1%)
	Alabama Economic Settlement Authority Miscellaneous Revenue	4.000%	9/15/2033	140	139
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/2027	100	102
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Cooper Green Homes Project) PUT	5.000%	2/1/2028	325	334
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Forest Hills Village Project) PUT	5.000%	11/1/2026	755	758
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Fred Marshall Court Project) PUT	3.150%	6/1/2028	100	100
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Sutton Estates Project) PUT	3.200%	1/1/2029	120	120
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2028	400	400
	Alabama Public School & College Authority Sales Tax Revenue	3.000%	5/1/2029	175	174
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	100	106
[1]	Alabama State University College & University Revenue	5.000%	9/1/2027	70	71
[2]	Alabama State University College & University Revenue	5.000%	9/1/2028	100	104
[2]	Alabama State University College & University Revenue	5.000%	9/1/2030	100	107
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	95	97
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	570	598
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	560	592
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	375	395
	Birmingham Water Works Board Water Revenue, Prere.	4.000%	1/1/2027	60	60
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2026	250	250
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/2027	50	51
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2027	100	102
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/2029	150	152
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2030	850	887
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2031	100	104
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2031	1,685	1,752
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2032	100	105
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	1/1/2034	460	476
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2034	1,560	1,612
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 7)	4.000%	12/1/2026	100	101
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 7) PUT	4.000%	10/1/2052	400	403
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	1,845	1,847
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2027	100	102
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.250%	12/1/2027	155	159
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2028	100	102
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2028	100	103
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2028	250	258
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	5/1/2029	970	1,002
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2029	100	103
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	11/1/2029	140	145
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2030	100	103
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2030	100	103
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2030	250	260
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2031	100	104
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2031	75	78
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2032	195	201
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2032	200	208
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2032	300	311
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2033	460	478
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2033	1,500	1,551
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2033	960	1,005
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	11/1/2033	260	270
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2034	375	390
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	215	216
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	165	170
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2035	100	104
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	1,235	1,270
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/2028	690	717
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/2029	935	975
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2035	160	165
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	8/1/2035	40	42

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/2049	155	156
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	10/1/2052	515	519
[3]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	2.510%	10/1/2052	1,505	1,504
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/2027	915	921
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/2027	590	594
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/2029	550	573
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/2030	1,005	1,052
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/2030	305	324
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/2031	675	709
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/2031	2,055	2,064
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/2032	2,840	2,942
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/2032	1,500	1,533
[4,5]	Black Belt Energy Gas District Natural Gas Revenue PUT TOB	3.320%	6/15/2028	1,000	1,000
[3]	Black Belt Energy Gas District Natural Gas Revenue, 67% of SOFR + 1.400%	3.845%	7/1/2052	250	251
[3]	Black Belt Energy Gas District Natural Gas Revenue, SIFMA Municipal Swap Index Yield + 0.650%	2.810%	4/1/2053	1,000	994
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2034	125	123
[6]	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	10/1/2028	100	103
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	3/1/2029	100	102
[6]	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	10/1/2030	100	104
[6]	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	10/1/2031	100	104
[6]	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	10/1/2032	145	151
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2033	1,930	1,947
[6]	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	4/1/2034	740	764
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	11/1/2031	375	391
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	11/1/2032	150	155
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	11/1/2033	2,865	2,998
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/2031	355	375
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2030	815	859
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	3.000%	2/1/2029	135	133
	Jacksonville Public Educational Building Authority Lease Revenue	4.000%	7/1/2028	50	50
	Jefferson County AL Sewer Revenue	5.000%	10/1/2030	75	80
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2029	50	52
	Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2033	1,815	1,868
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.375%	6/26/2029	100	100
	Montgomery County AL GO	5.000%	3/1/2029	380	388
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	500	529
	Phenix City Industrial Development Board Industrial Revenue (MeadWestvaco Coated Board Project)	3.625%	5/15/2030	200	198
	Selma Industrial Development Board Industrial Revenue PUT	3.450%	10/1/2031	375	372
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2028	75	77
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/2032	490	513
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/2032	345	358
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2035	200	212
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/2033	2,240	2,283
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	10/1/2030	1,150	1,219
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2031	245	259
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/2028	1,280	1,292
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2) PUT	4.000%	12/1/2031	1,065	1,059
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	1,020	1,078
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/2028	1,075	1,104
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/2029	845	879
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/2030	680	712
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/2031	1,260	1,329
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/2032	4,000	4,178
[3]	Southeast Energy Authority A Cooperative District Natural Gas Revenue, 67% of SOFR + 1.790%	4.235%	5/1/2053	200	200
	Troy Hospital Health Care Authority Health, Hospital, Nursing Home Revenue	3.125%	3/1/2032	50	47
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	60	61
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	435	436
					67,172
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	2.150%	6/1/2031	100	91
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2056	100	109
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2028	100	105
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	445	476
					781
Arizona (1.0%)
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2027	230	230
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2031	125	134

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona IDA Local or Guaranteed Housing Revenue	3.625%	5/20/2033	154	153
	Arizona IDA Local or Guaranteed Housing Revenue	6.250%	10/1/2055	100	109
	Arizona IDA Local or Guaranteed Housing Revenue	6.250%	10/1/2056	245	271
	Arizona IDA Local or Guaranteed Housing Revenue (Ironwood Ranch Apartments) PUT	5.000%	9/1/2026	300	300
	Arizona IDA Local or Guaranteed Housing Revenue (The Ranches at Gunsmoke Project) PUT	5.000%	11/1/2026	150	151
	Arizona IDA Local or Guaranteed Housing Revenue PUT	2.760%	7/1/2029	100	98
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	190	192
	Glendale IDA College & University Revenue	5.000%	5/15/2030	100	107
	Glendale IDA College & University Revenue	5.000%	5/15/2031	100	108
[2]	Maricopa County Elementary School District No. 8 Osborn (School Improvement Bonds Project of 2017) GO	4.000%	7/1/2033	500	502
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	175	176
[6]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	100	107
[6]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	125	135
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	945	974
[6]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2033	100	109
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	350	360
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	185	190
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2028	400	413
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	150	160
	Maricopa County IDA Local or Guaranteed Housing Revenue (Marbella Ranch Phase I Project) PUT	2.810%	5/1/2029	410	404
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/2029	100	101
	Maricopa County Union High School District No. 210-Phoenix (Project of 2023) GO	5.000%	7/1/2029	100	106
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2028	100	100
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2032	150	150
	Pima County IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	115	121
	Pima County IDA Local or Guaranteed Housing Revenue PUT	2.710%	4/1/2028	100	99
	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/2030	200	215
	Pima County Unified School District No. 1 Tucson GO	3.000%	7/1/2029	1,000	990
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2031	200	202
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2026	300	302
[4]	Sierra Vista IDA Charter School Aid Revenue	5.500%	6/15/2036	100	96
	Tucson AZ GO	3.000%	7/1/2027	100	100
	Tucson IDA Local or Guaranteed Housing Revenue (Lariat Village Project) PUT	3.050%	10/1/2028	115	115
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	100	100
					8,180
Arkansas (0.3%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	145	152
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue	5.500%	1/1/2056	100	107
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.875%	5/15/2027	100	100
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	6/1/2027	150	151
	Beaver Water District of Benton & Washington Counties Water Revenue	5.000%	4/15/2032	100	110
	Fort Smith AR Water & Sewer Water Revenue	5.000%	10/1/2031	1,430	1,474
	Fort Smith AR Water & Sewer Water Revenue	5.000%	10/1/2032	215	221
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	250	250
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	60	60
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2032	160	160
	Springdale AR Water & Sewer Water Revenue	4.000%	9/1/2033	75	75
					2,860
California (10.5%)
[2]	Amador Water Agency COP	5.000%	12/1/2030	100	108
[2]	Amador Water Agency Water Revenue	5.000%	12/1/2030	100	108
[2]	Banning Unified School District GO	4.000%	8/1/2032	245	245
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	1,100	1,079
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	3.410%	4/1/2036	900	901
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2026	325	325
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2031	2,530	2,650
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2031	100	104
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2031	100	105
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2032	115	117
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2033	100	105
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2033	100	107
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	12/1/2035	120	128
	California Community Choice Financing Authority Electric Power & Light Revenue	5.250%	2/1/2036	500	532
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2027	200	202
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2031	250	260
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	1,790	1,803
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	120	124
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	2,285	2,368
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	880	919

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	505	544
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	1,105	1,151
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	1,130	1,179
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	770	806
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	1,385	1,476
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	1,830	1,880
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	2,350	2,398
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	895	947
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2033	1,670	1,719
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	2,430	2,451
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	2,965	3,072
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2031	3,165	3,163
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/2032	1,865	1,901
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	205	214
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	1,575	1,592
[3]	California Community Choice Financing Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.610%	2/1/2052	150	144
	California Community Choice Financing Authority Natural Gas Revenue	5.000%	10/1/2029	115	120
	California Community Choice Financing Authority Natural Gas Revenue	5.000%	10/1/2030	150	157
	California Community Choice Financing Authority Natural Gas Revenue	5.000%	10/1/2031	165	174
	California Community Choice Financing Authority Natural Gas Revenue	5.000%	10/1/2032	155	164
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2031	80	84
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2032	160	168
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2033	100	104
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2027	80	80
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2028	85	88
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2034	575	601
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2032	55	61
	California GO	5.000%	10/1/2026	120	121
	California GO	5.000%	8/1/2027	150	154
	California GO	5.000%	3/1/2028	100	104
	California GO	3.000%	3/1/2029	150	150
	California GO	5.000%	3/1/2029	160	169
	California GO	5.000%	8/1/2029	95	97
	California GO	5.000%	10/1/2029	250	267
	California GO	5.000%	3/1/2030	100	108
	California GO	5.000%	3/1/2031	200	218
	California GO	5.000%	3/1/2032	100	111
	California GO	5.000%	8/1/2032	110	122
[2]	California GO	5.250%	8/1/2032	75	83
	California GO	5.000%	10/1/2032	155	169
	California GO	4.000%	9/1/2033	100	100
	California GO	4.000%	9/1/2033	100	100
	California GO	4.000%	10/1/2034	1,150	1,168
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.850%	11/15/2027	250	250
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	300	300
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2029	315	315
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	125	128
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	100	100
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	160	160
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	100	107
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2032	40	40
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	195	195
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	100	107
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	125	125
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	50	49
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2027	455	465
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2028	1,495	1,533
[3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 2.500%	4.660%	11/15/2051	250	250
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/2033	162	164
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2026	250	250
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	7/1/2027	110	110
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2028	130	130
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.950%	12/1/2029	325	323
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2031	150	165
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/2026	175	175
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	6/1/2033	105	104
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2029	325	329
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2031	235	241

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	50	50
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	80	81
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	130	135
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	60	63
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	125	126
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	100	100
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	105	110
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	65	69
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	100	101
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2031	140	144
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	8/1/2027	430	429
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/2027	50	50
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	10/1/2027	375	376
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	1/1/2028	100	100
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/2028	100	100
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2028	70	73
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	10/1/2028	100	100
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	12/1/2028	250	251
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	10/1/2029	100	99
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	4.875%	9/1/2033	190	196
	California Municipal Finance Authority Transit Revenue	5.000%	6/30/2032	295	314
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/2028	100	101
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue PUT	5.100%	4/1/2033	190	190
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2031	100	100
[4]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2028	100	103
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/2028	125	130
	California State University College & University Revenue PUT	3.150%	11/1/2032	475	470
	California State University College & University Revenue PUT	1.600%	11/1/2047	265	264
	California State University College & University Revenue PUT	3.125%	11/1/2051	125	125
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2029	145	147
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	350	358
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	300	307
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	215	219
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	300	306
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	450	459
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2034	515	539
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	225	225
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	60	64
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2030	200	200
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.250%	5/15/2031	65	64
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2028	160	163
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2031	100	104
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2034	390	408
	Cupertino Union School District GO	3.250%	8/1/2031	105	105
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	1.900%	6/1/2031	65	59
[2]	Hayward Unified School District GO	4.000%	8/1/2031	200	200
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2032	240	240
[8]	Long Beach Bond Finance Authority Tax Increment/Allocation Revenue	5.500%	8/1/2031	300	324
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2032	75	76
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	12/1/2026	220	220
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.350%	9/1/2029	100	100
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	50	51
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	185	192
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	185	192
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	100	104
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	60	63
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	60	63
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	295	313
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	25	25
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	410	426
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	135	146
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	285	290
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	235	246
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	100	108
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	155	168
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	180	195
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	105	106
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	200	205
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	160	166

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	225	227
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	205	211
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	60	64
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	200	218
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	140	153
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	100	109
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,125	1,159
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	490	501
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	275	285
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	640	644
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	645	699
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	595	599
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	110	115
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	830	848
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	140	144
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	735	778
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	100	110
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	100	102
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	300	313
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	100	104
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	150	158
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	100	106
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	165	174
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	1,475	1,526
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	115	116
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	165	180
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	100	109
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	140	141
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	65	67
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	100	109
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	75	76
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	705	726
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	100	110
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	620	638
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	410	419
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.200%	6/1/2027	330	329
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.600%	12/1/2031	115	115
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue PUT	3.000%	7/1/2029	50	50
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2033	710	712
[2]	McFarland Unified School District GO	0.000%	11/1/2027	355	342
	Mount Diablo CA Unified School District GO	5.000%	8/1/2029	100	107
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	460	481
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/2033	755	758
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2027	100	103
	Oro Grande Elementary School District COP	4.000%	9/15/2026	100	100
	Palomar Health GO	5.000%	8/1/2029	45	45
	Perris Joint Powers Authority Intergovernmental Agreement Revenue	4.000%	9/1/2029	225	221
	Pittsburg Unified School District GO	4.000%	8/1/2031	90	90
	Rialto CA Special Tax Revenue	5.000%	9/1/2029	80	83
	Rialto CA Special Tax Revenue	5.000%	9/1/2030	105	110
	Rialto CA Special Tax Revenue	5.000%	9/1/2031	130	136
	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	0.000%	10/1/2032	255	204
	Sacramento City CA Unified School District GO	4.000%	8/1/2030	275	275
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	55	49
	San Francisco Unified School District GO	5.000%	6/15/2030	100	108
	San Jose CA Local or Guaranteed Housing Revenue PUT	3.050%	5/1/2029	260	258
[2]	San Luis Obispo County Financing Authority Water Revenue	5.000%	8/1/2030	250	250
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2027	70	70
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2028	80	83
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2030	100	107
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	11/1/2030	200	209
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2032	100	109
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	11/1/2033	2,655	2,780
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	1,895	1,966
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	2,695	2,807
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/2026	30	30
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/2028	410	422
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2032	500	529
	University of California College & University Revenue	5.000%	5/15/2032	100	111
	University of California College & University Revenue	5.000%	5/15/2033	100	112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/2033	180	201
	University of California College & University Revenue	5.000%	5/15/2033	160	179
	Upland CA COP	5.000%	1/1/2030	135	138
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	100	103
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	200	210
[1,9]	West Contra Costa Unified School District GO	0.000%	8/1/2032	100	81
					87,791
Colorado (1.7%)
	Adams 12 Five Star Schools GO	4.000%	12/15/2031	160	160
	Adams County Housing Authority Local or Guaranteed Housing Revenue (Verrbena Project)	4.000%	4/1/2029	100	101
	Adams County Housing Authority Local or Guaranteed Housing Revenue PUT	2.750%	11/1/2026	100	100
	Adams County School District No. 1 GO	5.000%	12/1/2034	215	227
	Arkansas River Power Authority Electric Power & Light Revenue	5.000%	10/1/2028	110	114
	Board of Governors of Colorado State University System College & University Revenue PUT	4.375%	3/1/2029	565	573
	Board of Governors of Colorado State University System College & University Revenue PUT	4.500%	3/1/2032	320	330
	Colorado COP	5.000%	9/1/2031	150	155
	Colorado COP	4.000%	12/15/2033	500	506
	Colorado COP	5.000%	12/15/2033	345	369
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2030	165	165
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2031	355	356
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2032	600	601
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	115	121
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	310	314
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	150	157
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	100	108
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2033	65	65
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	170	177
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	190	197
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	250	259
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2031	145	153
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2030	200	212
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2031	275	293
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2032	100	107
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Valley View Hospital Association Project)	5.000%	5/15/2028	150	150
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/2026	270	270
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2028	450	469
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	350	374
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	500	537
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2033	350	382
[3,4]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, 70% of TSFR1M + 1.500%	4.052%	2/1/2046	395	395
[3]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	2.710%	5/15/2061	350	350
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.250%	10/1/2028	100	100
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/1/2055	100	109
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.250%	11/1/2055	245	268
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	11/1/2055	645	720
[6]	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.250%	5/1/2057	120	133
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Albion Apartments Project) PUT	3.375%	7/1/2028	100	100
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Creekside Flats Project) PUT	3.000%	11/1/2029	100	98
[2]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2033	420	448
	Colorado Springs CO Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2029	250	247
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue (4965 Washington Street Project)	5.000%	6/1/2029	100	103
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/2031	140	140
	Denver CO City & County GO	5.000%	8/1/2028	65	68
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/2026	50	50
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/2028	165	166
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2028	70	70
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	450	469
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	175	181
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2030	100	88
[3]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.700%	3.145%	9/1/2039	105	105
	Eagle County Housing & Development Authority Local or Guaranteed Housing Revenue (Eagle Villas Project) PUT	3.550%	12/1/2027	100	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fort Collins Housing Authority Local or Guaranteed Housing Revenue (Village Eastbrook Apartments Project)	3.450%	5/1/2030	100	98
	Fort Collins-Loveland Water District Water Revenue	5.000%	12/1/2028	100	105
[1]	Fort Morgan CO Wastewater Sewer Revenue	5.000%	12/1/2032	135	146
	Larimer County CO (Ranch Project) COP	5.000%	12/1/2032	100	110
	Northglenn Urban Renewal Authority Tax Increment/Allocation Revenue	4.000%	12/1/2028	235	238
[2]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2029	100	106
	Prairie Point Community Authority Board Special Improvement District No.1 Special Assessment Revenue	5.000%	12/1/2035	100	100
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/2028	800	829
					14,342
Connecticut (0.8%)
	Aquarion Water Authority Water Revenue	5.250%	2/1/2029	110	116
	Aquarion Water Authority Water Revenue	5.000%	8/1/2029	100	106
	Aquarion Water Authority Water Revenue	5.250%	2/1/2030	100	107
	Aquarion Water Authority Water Revenue	5.000%	8/1/2030	100	107
	Aquarion Water Authority Water Revenue	5.250%	2/1/2031	215	234
	Aquarion Water Authority Water Revenue	5.000%	8/1/2031	100	108
	Aquarion Water Authority Water Revenue	5.000%	8/1/2031	100	107
	Aquarion Water Authority Water Revenue	5.000%	8/1/2032	100	109
	Aquarion Water Authority Water Revenue	5.000%	8/1/2032	100	108
	Aquarion Water Authority Water Revenue	5.000%	8/1/2033	100	110
	Aquarion Water Authority Water Revenue	5.000%	8/1/2034	100	111
	Aquarion Water Authority Water Revenue	5.000%	8/1/2034	100	110
	Connecticut GO	5.000%	1/15/2028	110	114
	Connecticut GO	5.000%	3/15/2029	100	106
	Connecticut GO	5.000%	3/15/2031	100	108
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.950%	5/15/2032	125	125
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	3.500%	11/15/2045	145	144
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.850%	5/15/2027	160	160
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.100%	11/15/2028	100	100
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.750%	5/15/2029	100	98
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	250	253
	Connecticut State Health & Educational Facilities Authority College & University Revenue	3.250%	11/1/2027	100	100
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	500	509
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	510	517
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	100	101
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	145	146
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	140	141
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/2027	150	150
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/2028	25	26
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	330	331
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2027	245	247
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	75	75
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	280	290
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2030	240	243
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	325	344
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	255	275
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.400%	12/15/2031	100	100
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	75	77
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.600%	12/15/2032	100	100
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	70	72
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.250%	10/1/2030	100	101
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.750%	10/1/2032	190	194
					6,780
Delaware (0.1%)
[2]	Delaware State Economic Development Authority College & University Revenue	5.000%	10/1/2033	100	101
	Delaware State Economic Development Authority Electric Power & Light Revenue	3.600%	1/1/2031	100	102
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	300	306
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	200	210
	Delaware State Housing Authority Local or Guaranteed Housing Revenue	6.000%	1/1/2056	140	152
[6]	Delaware State Housing Authority Local or Guaranteed Housing Revenue	5.750%	1/1/2057	250	271
					1,142
District of Columbia (0.5%)
	District of Columbia College & University Revenue	5.000%	4/1/2028	85	86
	District of Columbia College & University Revenue	5.000%	4/1/2031	55	59
	District of Columbia College & University Revenue	5.000%	4/1/2031	720	728
	District of Columbia College & University Revenue	5.000%	10/1/2031	180	183
	District of Columbia College & University Revenue	5.000%	4/1/2032	405	409
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2027	80	80

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2029	80	80
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2033	105	105
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Hillsdale Flats Phase I Project) PUT	3.150%	2/1/2029	230	230
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	3.200%	12/1/2026	100	100
[7]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.000%	9/1/2026	335	335
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2027	125	128
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2028	100	103
[7]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.400%	9/1/2028	210	214
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2028	385	384
[7]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	9/1/2030	375	375
[7]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.125%	3/1/2031	100	98
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/2027	275	274
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2031	200	167
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2033	350	364
					4,502
Florida (4.8%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	85	87
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.625%	10/1/2030	100	100
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.750%	10/1/2030	100	100
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	150	156
	Alachua County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	6/1/2027	75	75
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	105	112
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	285	305
	Broward County FL School District COP	5.000%	7/1/2027	75	76
	Broward County FL School District COP	5.000%	7/1/2030	50	53
	Broward County FL School District COP	5.000%	7/1/2031	205	218
	Broward County FL School District COP	5.000%	7/1/2031	125	127
	Broward County FL School District COP	5.000%	7/1/2032	1,050	1,113
	Broward County FL School District COP	5.000%	7/1/2033	1,135	1,201
	Broward County FL School District COP	5.000%	7/1/2034	210	213
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	3/1/2027	400	400
	Cape Coral FL Water & Sewer Special Assessment Revenue	2.850%	3/1/2027	100	100
	Cape Coral FL Water & Sewer Special Assessment Revenue	3.000%	3/1/2028	100	100
	Cape Coral FL Water & Sewer Special Assessment Revenue	3.100%	3/1/2029	100	100
	Cape Coral FL Water & Sewer Special Assessment Revenue	3.250%	3/1/2030	100	99
[2]	Cape Coral FL Water & Sewer Special Assessment Revenue	3.250%	3/1/2031	100	99
[2]	Cape Coral FL Water & Sewer Special Assessment Revenue	3.350%	3/1/2032	100	98
[2]	Cape Coral FL Water & Sewer Special Assessment Revenue	3.450%	3/1/2033	770	758
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2030	380	396
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2026	100	100
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2032	270	292
[4]	Capital Trust Authority Miscellaneous Revenue	4.500%	6/15/2033	100	100
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2030	65	65
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2031	160	160
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2031	400	421
	Delray Beach FL Water & Sewer Water Revenue	5.000%	10/1/2032	250	275
	Duval County Public Schools COP	4.000%	7/1/2034	265	265
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/2031	120	126
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2028	50	52
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Imagine School at Broward Project)	4.000%	12/15/2029	90	90
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Imagine School at Broward Project)	5.000%	12/15/2034	80	81
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2028	140	144
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	250	260
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	1,420	1,521
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	690	739
	Florida GO	3.000%	6/1/2028	200	200
	Florida Gulf Coast University Financing Corp. College & University Revenue (Housing Project)	5.000%	8/1/2029	400	411
	Florida Gulf Coast University Financing Corp. College & University Revenue (Housing Project)	5.000%	8/1/2032	445	456
	Florida Higher Educational Facilities Financing Authority College & University Revenue	5.000%	10/1/2032	70	72
	Florida Higher Educational Facilities Financing Authority College & University Revenue	5.000%	10/1/2033	800	818
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2027	175	175
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Ringling College Project)	5.000%	3/1/2032	760	762
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/2055	450	485
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	285	312
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	235	258

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	1/1/2057	100	110
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.100%	1/1/2028	100	100
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.000%	5/1/2028	155	154
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	7/1/2028	465	465
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.000%	9/1/2028	180	179
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.850%	10/1/2028	295	292
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2028	100	100
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2028	100	100
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	1/1/2029	100	100
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	1/1/2029	100	100
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.800%	3/1/2029	100	99
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.000%	8/1/2029	100	99
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.100%	6/1/2030	190	187
[4]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.200%	11/15/2030	100	100
[4]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.450%	11/15/2031	100	100
[2]	Florida Municipal Loan Council Water Revenue	5.000%	10/1/2028	205	214
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/2030	3,150	3,179
	Fort Myers FL Appropriations Revenue	4.000%	12/1/2029	170	170
[4]	Gas Worx Community Development District Special Assessment Revenue	4.625%	5/1/2030	100	101
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	215	215
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	195	195
[2]	Hernando County School District COP	5.000%	7/1/2030	145	145
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	270	290
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.250%	9/1/2027	215	215
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.125%	12/1/2027	100	100
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	7/1/2028	100	100
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2026	100	100
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/2028	150	153
	Hillsborough County School Board (Master Lease Program) COP	3.500%	7/1/2031	125	123
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	55	56
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	310	314
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	555	579
	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	100	100
	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	100	99
	Lakeland FL Appropriations Revenue	5.000%	10/1/2030	150	161
	Lakeland FL Health, Hospital, Nursing Home Revenue	3.000%	11/15/2032	205	192
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	125	129
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	80	83
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Lee Health System Inc. Project) PUT	5.000%	4/1/2033	1,190	1,280
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/2027	100	100
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	12/1/2027	115	115
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.650%	9/1/2029	100	98
	Lee County School Board COP	5.000%	8/1/2029	115	122
[2]	Marion County School Board COP	5.000%	6/1/2031	320	345
[2,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2027	50	50
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2033	100	110
[8]	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2033	165	182
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2028	150	150
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2032	115	115
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2028	115	115
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2030	50	50
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2032	50	50
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2034	275	277
	Miami-Dade County FL GO	5.000%	7/1/2027	150	151
	Miami-Dade County FL GO	5.000%	7/1/2034	100	101
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2032	140	140
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2034	255	255
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Rainbow Village Project) PUT	3.550%	3/1/2028	225	227
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Yaeger Plaza Project) PUT	3.150%	8/1/2028	205	205
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.650%	4/1/2028	100	99
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2028	200	198
	Miami-Dade County IDA Charter School Aid Revenue (Mater Academy Projects)	4.000%	6/15/2031	100	100
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2030	150	150
[4]	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.375%	7/1/2033	255	256
[4]	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.375%	7/1/2034	390	391
[4]	Miami-Dade County IDA Local or Guaranteed Housing Revenue PUT	5.375%	7/1/2036	325	335

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County IDA Resource Recovery Revenue	3.350%	9/1/2027	100	100
	Miami-Dade County School Board COP	4.000%	8/1/2029	50	50
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	805	826
	North Miami Community Redevelopment Agency Economic Development Revenue	5.000%	3/1/2028	130	133
[4]	Okaloosa County FL Local or Guaranteed Housing Revenue (Air Force Enlisted Village Inc. Project)	4.375%	5/15/2035	100	100
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	160	168
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	85	85
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/2028	100	94
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2029	300	311
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2034	250	256
	Osceola County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.750%	4/1/2028	100	99
	Osceola County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.650%	9/1/2028	100	99
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2029	155	162
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2030	140	148
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2033	105	111
	Palm Beach County Housing Finance Authority Local or Guaranteed Housing Revenue	2.800%	2/1/2027	140	140
	Palm Beach County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.900%	2/1/2029	100	99
	Palm Beach County School District COP	5.000%	8/1/2033	275	293
	Palm Beach County School District COP	5.000%	8/1/2034	190	202
	Palmetto FL Charter School Aid Revenue	5.000%	6/1/2032	250	258
[1]	Pasco County School Board COP	5.000%	8/1/2030	195	195
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.750%	4/1/2028	145	146
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	10/1/2028	150	149
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	120	120
	Pinellas County School Board (Master Lease Program) COP	5.000%	7/1/2033	1,035	1,050
	Polk County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2027	100	100
	Polk County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.900%	7/1/2028	100	99
	Polk County School District Sales Tax Revenue	5.000%	10/1/2033	225	236
	Santa Rosa County School Board COP	5.000%	2/1/2030	95	101
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2032	125	125
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/2033	305	305
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	230	234
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2033	195	195
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	200	212
[2]	Southeast Overtown Park West Community Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	3/1/2027	180	182
[2]	Southeast Overtown Park West Community Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	3/1/2030	435	460
	St. Johns County School Board COP	5.000%	7/1/2034	390	409
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	110	110
	Tampa FL College & University Revenue (Tampa University Project)	5.000%	4/1/2034	305	321
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	75	79
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2031	100	105
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2033	125	131
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/2026	200	200
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/2029	205	213
	UCF Convocation Corp. College & University Revenue	5.000%	10/1/2030	170	182
	UCF Convocation Corp. College & University Revenue	5.000%	10/1/2031	175	189
	USF Financing Corp. Lease Revenue (Student Housing Project)	5.000%	7/1/2028	100	104
	USF Financing Corp. Lease Revenue (Student Housing Project)	5.000%	7/1/2030	100	107
[4]	Village Community Development District No. 15 Special Assessment Revenue	3.750%	5/1/2029	75	75
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2029	165	170
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2030	225	234
	Woodlands Section 9 Community Development District Special Assessment Revenue	4.250%	5/1/2031	100	98
	Woodlands Section 9 Community Development District Special Assessment Revenue	4.500%	5/1/2036	100	94
					40,255
Georgia (3.3%)
	Athens Housing Authority Local or Guaranteed Housing Revenue PUT	3.230%	6/1/2029	100	100
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	2/1/2028	100	100
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.900%	3/1/2028	300	298
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2028	100	100
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2028	75	75
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.970%	12/1/2028	375	371
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2028	500	499
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	1/1/2029	320	321
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	100	100
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	4.700%	8/1/2044	100	100
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/2032	305	327

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Bowen Project) PUT	3.950%	3/8/2028	355	360
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	305	306
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.300%	8/21/2029	125	125
	Burke County Development Authority Electric Power & Light Revenue PUT	3.350%	3/27/2030	85	85
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	65	65
	Cobb County Development Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2027	100	101
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2032	105	107
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.000%	10/1/2032	100	111
	College Park Housing Authority Local or Guaranteed Housing Revenue (Brad Blue Sky Apartments LLC Project) PUT	3.450%	4/1/2028	155	156
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	360	376
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/2032	400	404
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/2034	100	100
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Calvin Court Project) PUT	3.600%	8/1/2027	100	100
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Philips Tower Project) PUT	3.250%	9/1/2027	450	450
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2035	100	98
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/2034	320	314
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue PUT	2.950%	8/1/2028	100	100
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	100	100
	Downtown Savannah Authority Intergovernmental Agreement Revenue	3.000%	8/1/2028	100	100
[2]	East Point Building Authority Lease (Non-Terminable) Revenue (Water & Sewer Project)	4.000%	2/1/2032	250	250
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2033	100	109
	Georgia Higher Education Facilities Authority College & University Revenue	5.000%	6/15/2034	615	639
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	12/1/2055	220	243
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2033	300	309
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2033	425	444
	Griffin Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2027	150	153
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project) PUT	5.000%	10/1/2027	50	51
	Macon-Bibb County Housing Authority Local or Guaranteed Housing Revenue (CAHEC GA Portfolio Ii Project) PUT	3.150%	2/1/2028	100	100
	Main Street Energy Inc. Natural Gas Revenue (Energy Project)	5.000%	10/1/2033	1,655	1,733
	Main Street Energy Inc. Natural Gas Revenue (Energy Project)	5.000%	12/1/2033	750	779
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/2026	120	120
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/2027	230	236
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2029	150	155
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2026	1,480	1,481
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	2,125	2,144
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2028	1,375	1,382
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2029	900	927
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2029	1,100	1,104
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2030	1,305	1,365
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2030	1,755	1,815
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	820	861
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2030	480	500
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/2031	700	735
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2031	325	342
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2031	1,370	1,424
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2032	110	117
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2032	150	159
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2032	545	568
	Main Street Natural Gas Inc. Natural Gas Revenue, ETM	5.000%	9/1/2026	170	170
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2031	100	109
	Monroe County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Scherer Project) PUT	3.600%	2/1/2030	125	126
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	100	106
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	100	110
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2029	200	210
	Savannah Economic Development Authority Industrial Revenue PUT	3.450%	10/1/2031	135	134
	Savannah Housing Authority Local or Guaranteed Housing Revenue (Montgomery Landing Project) PUT	3.150%	7/1/2028	100	100
	Warner Robins Housing Authority Resident Council Corp. Local or Guaranteed Housing Revenue (Arbours at Wellston Project) PUT	5.000%	2/1/2028	50	51
					27,310
Guam (0.3%)
[4]	Guam Education Financing Foundation COP	5.000%	10/1/2026	100	100
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2028	70	72
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2029	100	104
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2030	80	84

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2030	225	237
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2031	100	106
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2032	100	107
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2032	100	107
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2033	350	376
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2034	145	156
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2030	125	132
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	100	102
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2029	80	83
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2031	125	132
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2033	70	74
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2034	245	258
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2036	450	454
					2,684
Hawaii (0.2%)
	Hawaii County HI GO	5.000%	9/1/2028	100	105
	Hawaii County HI GO	4.000%	9/1/2031	160	161
	Hawaii GO	5.000%	1/1/2027	50	50
	Hawaii GO	4.000%	10/1/2027	150	150
	Hawaii GO	5.000%	10/1/2031	80	80
	Hawaii GO	4.000%	10/1/2033	340	340
	Honolulu County HI Wastewater System Sewer Revenue	4.000%	7/1/2034	280	280
	Honolulu HI City & County GO	5.000%	11/1/2027	100	103
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	100	103
	Maui County HI GO	3.000%	6/1/2028	150	149
					1,521
Idaho (0.2%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/2032	1,130	1,210
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.250%	1/1/2056	100	111
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.000%	1/1/2057	100	111
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue PUT	3.350%	2/1/2029	100	100
					1,532
Illinois (7.1%)
[2]	Adams County School District No. 172 GO	5.000%	2/1/2029	140	146
	Central Lake County Joint Action Water Agency Water Revenue	4.000%	5/1/2029	165	165
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2033	200	216
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2033	250	253
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2034	250	253
[9]	Chicago Board of Education GO	5.500%	12/1/2026	125	126
[2,10]	Chicago Board of Education GO	5.500%	12/1/2026	90	91
[9]	Chicago Board of Education GO	0.000%	12/1/2027	300	286
	Chicago Board of Education GO	4.000%	12/1/2027	200	199
	Chicago Board of Education GO	5.250%	12/1/2027	100	101
[9]	Chicago Board of Education GO	0.000%	12/1/2028	145	133
[9]	Chicago Board of Education GO	0.000%	12/1/2029	455	400
[9]	Chicago Board of Education GO	0.000%	12/1/2029	50	44
[2,10]	Chicago Board of Education GO	0.000%	12/1/2029	400	355
	Chicago Board of Education GO	5.000%	12/1/2029	245	249
	Chicago Board of Education GO	5.250%	12/1/2029	100	102
[9]	Chicago Board of Education GO	0.000%	12/1/2030	205	173
[9]	Chicago Board of Education GO	0.000%	12/1/2030	50	42
	Chicago Board of Education GO	5.000%	12/1/2030	180	182
	Chicago Board of Education GO	5.000%	12/1/2030	250	251
[9]	Chicago Board of Education GO	0.000%	12/1/2031	350	281
[9]	Chicago Board of Education GO	0.000%	12/1/2031	450	362
	Chicago Board of Education GO	5.000%	12/1/2031	150	152
	Chicago Board of Education GO	5.000%	12/1/2031	200	202
	Chicago Board of Education GO	5.250%	12/1/2031	100	103
[2,8]	Chicago Board of Education GO	5.500%	12/1/2031	115	126
[2]	Chicago Board of Education GO	5.000%	12/1/2032	200	206
	Chicago Board of Education GO	5.500%	12/1/2032	100	105
	Chicago Board of Education GO	5.000%	12/1/2033	445	448
	Chicago Board of Education GO	5.000%	12/1/2034	125	125
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2029	320	328
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2031	540	551
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2032	785	799
	Chicago IL GO	5.000%	1/1/2027	80	80
	Chicago IL GO	5.000%	1/1/2028	200	203

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL GO	5.000%	1/1/2028	205	208
	Chicago IL GO	5.000%	1/1/2029	100	102
	Chicago IL GO	0.000%	1/1/2030	85	74
	Chicago IL GO	5.625%	1/1/2030	50	50
	Chicago IL GO	0.000%	1/1/2031	100	84
	Chicago IL GO	4.000%	1/1/2031	150	148
	Chicago IL GO	5.000%	1/1/2031	295	302
	Chicago IL GO	0.000%	1/1/2032	145	116
	Chicago IL GO	4.000%	1/1/2032	250	244
	Chicago IL GO	5.000%	1/1/2032	125	128
[9]	Chicago IL GO	0.000%	1/1/2033	50	38
	Chicago IL GO	4.000%	1/1/2033	115	111
	Chicago IL GO	5.000%	1/1/2033	105	108
	Chicago IL GO	5.000%	1/1/2034	195	200
	Chicago IL GO	5.000%	1/1/2035	300	305
[9]	Chicago IL GO, ETM	0.000%	1/1/2027	120	119
	Chicago IL GO, ETM	5.000%	1/1/2028	95	98
	Chicago IL Local or Guaranteed Housing Revenue (The AVE SW Project) PUT	3.200%	10/1/2027	230	230
	Chicago IL Local or Guaranteed Housing Revenue (United Yards 1A Project) PUT	3.500%	8/1/2026	190	190
[9]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/2027	150	148
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2028	340	343
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	95	100
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	100	101
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2032	250	252
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2033	100	101
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2034	165	166
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2026	115	116
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	45	46
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	225	226
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	200	205
[6]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	240	254
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	110	111
[6]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	175	187
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2032	215	233
[2]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2034	330	337
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	70	71
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2033	155	155
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	245	269
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	160	161
	Chicago Park District GO	5.000%	1/1/2029	100	105
	Chicago Park District GO	5.000%	1/1/2030	100	106
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2029	465	487
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2030	100	107
[1]	Cook & Will Counties Community College District No. 515 GO	4.000%	12/1/2033	540	545
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/2029	75	79
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/2030	470	501
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/2031	135	145
	Cook County Community High School District No. 217 Argo GO	5.000%	12/1/2031	100	108
	Cook County IL GO	5.000%	11/15/2032	575	614
	Cook County IL Sales Tax Revenue	5.000%	11/15/2032	230	235
	Cook County IL Sales Tax Revenue	5.000%	11/15/2033	220	224
	Cook County IL Sales Tax Revenue	4.000%	11/15/2034	590	591
	Cook County IL Sales Tax Revenue	5.000%	11/15/2035	305	311
[2]	Cook County School District No. 111 Burbank GO	4.000%	12/1/2031	500	501
[1]	Cook County School District No. 111 Burbank GO	5.000%	12/1/2034	110	112
	Cook County School District No. 30 Northbrook-Glenview GO	3.000%	12/1/2030	100	99
	Cook County School District No. 63 East Maine GO	4.000%	12/1/2030	1,500	1,514
	Cook County School District No. 63 East Maine GO	4.000%	12/1/2034	435	436
[2]	Cook County School District No. 78 Rosemont GO	5.000%	12/1/2033	1,025	1,088
[1]	Cook County School District No. 94 GO	5.000%	12/1/2028	145	151
	DuPage County Community High School District No. 94 West Chicago GO	4.000%	1/1/2031	125	125
[2]	Fulton Mason Knox Schuyler Etc Counties Community College District No. 534 GO	4.500%	12/1/2034	500	504
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/2030	500	526
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2033	140	140
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.850%	3/1/2030	100	98
	Illinois Finance Authority Charter School Aid Revenue	5.000%	12/1/2029	150	151
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2026	200	200
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2030	245	246
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2031	100	105
	Illinois Finance Authority College & University Revenue	5.000%	8/1/2031	285	287

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2033	100	110
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2033	305	306
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2030	305	308
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2032	390	393
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2034	270	283
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	520	525
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	425	439
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	100	104
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	55	55
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	400	416
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	100	105
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	265	276
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	50	52
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	100	106
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	140	148
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	170	171
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	100	107
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.650%	5/1/2031	100	99
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	600	645
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	175	176
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	115	123
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	300	300
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	65	66
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	155	156
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	120	124
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	315	324
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/2032	160	154
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	150	151
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	205	221
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2033	75	75
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	80	81
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	400	402
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	295	303
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	275	291
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	125	135
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2034	270	272
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2034	1,010	1,041
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2034	200	192
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2027	265	269
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	100	105
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	100	107
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	80	86
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2032	730	787
	Illinois Finance Authority Intergovernmental Agreement Revenue	4.000%	12/15/2034	310	312
	Illinois Finance Authority Water Revenue	5.000%	7/1/2030	100	108
	Illinois Finance Authority Water Revenue	5.000%	7/1/2030	105	113
	Illinois Finance Authority Water Revenue	5.000%	1/1/2031	100	108
	Illinois Finance Authority Water Revenue	5.000%	7/1/2034	90	91
	Illinois Finance Authority Water Revenue	5.000%	7/1/2034	380	398
	Illinois GO	5.000%	10/1/2026	55	55
	Illinois GO	5.000%	3/1/2027	100	101
	Illinois GO	5.000%	3/1/2029	65	68
	Illinois GO	5.000%	5/1/2029	180	186
	Illinois GO	5.000%	11/1/2029	150	153
[2]	Illinois GO	4.000%	2/1/2031	50	50
	Illinois GO	4.125%	11/1/2031	120	120
	Illinois GO	5.000%	12/1/2031	55	59
	Illinois GO	5.000%	3/1/2032	140	149
	Illinois GO	5.000%	10/1/2032	325	336
	Illinois GO	5.000%	12/1/2032	1,225	1,249
	Illinois GO	5.000%	2/1/2033	545	591
	Illinois GO	5.000%	5/1/2033	295	317
	Illinois GO	5.000%	5/1/2033	340	349
	Illinois GO	4.000%	6/1/2033	170	170
	Illinois GO	5.000%	10/1/2033	1,610	1,658
	Illinois GO	5.000%	11/1/2033	500	502
	Illinois GO	4.000%	12/1/2033	150	150
	Illinois GO	5.000%	3/1/2034	510	545
	Illinois GO	4.000%	10/1/2034	110	110
	Illinois GO	4.000%	12/1/2034	400	398

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	10/1/2056	100	112
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	6.500%	10/1/2056	645	730
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2026	100	100
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2028	100	100
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2028	100	100
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2028	100	99
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2028	100	99
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.000%	5/1/2028	600	598
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2028	500	500
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	8/1/2028	100	100
[7]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.600%	8/1/2028	205	206
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.350%	2/1/2030	100	100
	Illinois Sales Tax Revenue	5.000%	6/15/2029	250	263
	Illinois Sales Tax Revenue	5.000%	6/15/2030	50	52
	Illinois Sales Tax Revenue	5.000%	6/15/2031	150	161
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2029	250	261
[2]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/2027	100	101
[2]	Kankakee County Community High School District No. 307 Bradley-Bourbonnais GO	5.000%	12/1/2027	130	133
[2]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/2027	100	98
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2033	100	110
	Lake County Consolidated High School District No. 120 Mundelein GO	5.000%	12/1/2031	100	108
	Lake County School District No. 112 North Shore GO	4.000%	6/1/2031	115	117
[2]	Macon County School District No. 61 Decatur GO	5.000%	12/1/2032	145	150
[1]	Markham IL GO	5.000%	12/1/2027	100	102
[1]	Markham IL GO	5.000%	12/1/2029	100	105
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2031	395	324
[1,9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2032	80	63
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2027	105	102
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2027	200	205
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2029	100	91
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2029	460	470
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2033	400	406
[1]	Monroe & St Clair Counties Community Unit School District No. 5 Waterloo GO	5.000%	4/15/2031	315	338
[1]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2032	100	106
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2029	290	292
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	3.000%	12/1/2034	245	225
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2029	400	417
[1]	Peoria & Knox Community Unit School District No. 322 GO	5.000%	12/1/2029	350	367
[2]	Peoria City School District No. 150 GO	4.000%	1/1/2031	230	231
[1,8]	Public Building Commission of Chicago Transit Revenue	5.250%	3/1/2033	120	132
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	150	150
[9]	Regional Transportation Authority Sales Tax Revenue	6.000%	7/1/2033	500	559
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2029	65	66
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/2030	100	106
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2031	150	160
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2031	250	256
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2032	500	527
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/2032	575	604
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2033	160	164
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2033	75	79
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/2033	275	289
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2034	855	896
[1]	Sangamon County School District No. 186 Springfield GO	5.000%	2/1/2028	175	180
[1]	Sangamon County School District No. 186 Springfield GO	5.000%	2/1/2029	170	178
[1]	Sangamon County School District No. 186 Springfield GO	5.000%	6/1/2029	175	184
[1]	Sangamon County School District No. 186 Springfield GO	5.000%	2/1/2030	135	143
[1]	Sangamon County School District No. 186 Springfield GO	5.000%	2/1/2031	155	166
[1]	Sangamon County School District No. 186 Springfield GO	5.000%	2/1/2032	130	140
[1]	Sangamon County School District No. 186 Springfield GO	5.000%	2/1/2033	145	158
[1]	Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville GO	5.000%	12/1/2032	250	262
	Schaumburg IL GO	4.000%	12/1/2031	100	103
[2]	University of Illinois Board of Trustees College & University Revenue	5.000%	4/1/2031	100	103
[11]	Vermilion & Champaign Counties Community Unit School District No. 76 Oakwood GO, 7.000% coupon rate effective 10/1/2026	3.750%	12/1/2027	100	100
[2]	Waukegan IL GO	5.000%	12/30/2027	1,185	1,194
	Will County IL GO	5.000%	11/15/2032	100	110
[1]	Will County School District No. 86 Joliet GO	5.000%	3/1/2034	100	108
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/2033	250	273
					59,383

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Indiana (0.8%)
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2032	125	127
	East Allen Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	100	102
	Gary Community School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2029	100	100
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2033	320	327
	Indiana Finance Authority College & University Revenue (Marian University Project)	5.000%	9/15/2029	110	114
	Indiana Finance Authority College & University Revenue (Marian University Project)	5.000%	9/15/2030	100	104
	Indiana Finance Authority College & University Revenue (Marian University Project)	5.000%	9/15/2031	100	105
	Indiana Finance Authority College & University Revenue (Marian University Project)	5.000%	9/15/2032	100	105
	Indiana Finance Authority College & University Revenue (Marian University Project)	5.000%	9/15/2033	180	189
	Indiana Finance Authority College & University Revenue (Marian University Project)	5.000%	9/15/2034	190	199
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2030	100	104
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/2030	100	102
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	110	110
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	170	170
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2033	140	153
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Greenwod Village South Project)	3.750%	5/15/2032	100	100
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/2031	255	266
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	100	105
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2030	160	170
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	160	172
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2033	100	109
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/2026	610	611
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.750%	7/1/2053	65	68
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	6.500%	7/1/2055	100	111
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Flats on 14th Project) PUT	2.750%	4/1/2028	100	99
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Foundry Row Project) PUT	3.350%	1/1/2028	100	100
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue PUT	2.900%	3/1/2028	100	100
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2031	50	51
	Indiana State University Local or Guaranteed Housing Revenue	5.000%	4/1/2032	55	58
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2033	320	346
	North Spencer County Middle School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2034	250	267
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	300	300
	Rockport IN Electric Power & Light Revenue PUT	3.700%	6/1/2029	275	278
	Upland IN College & University Revenue (Taylor University Project)	4.000%	9/1/2031	50	50
	Westfield High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	620	663
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	100	105
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	100	107
					6,347
Iowa (0.3%)
[1]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2032	90	98
	Guthrie County Hospital Health, Hospital, Nursing Home Revenue BAN	4.500%	2/1/2029	100	100
[1]	Indianola Municipal Utilities Electric Power & Light Revenue	4.000%	5/1/2027	50	50
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	160	160
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2031	15	15
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	55	55
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	150	155
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.950%	5/15/2031	100	100
[3]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	3.010%	2/15/2035	250	250
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2052	80	81
	Iowa Finance Authority Water Revenue	5.000%	8/1/2028	90	94
	Iowa Finance Authority Water Revenue	5.000%	8/1/2029	65	69
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2029	400	421
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2033	110	118
	Linn County IA COP	4.000%	6/1/2031	100	101
	PEFA Inc. Natural Gas Revenue (Gas Project)	5.000%	4/1/2027	100	101
	PEFA Inc. Natural Gas Revenue (Gas Project)	5.000%	4/1/2032	100	105
	PEFA Inc. Natural Gas Revenue (Gas Project)	5.000%	4/1/2034	100	105
	Winterset IA Sewer Miscellaneous Revenue	4.000%	6/1/2029	100	101
					2,279
Kansas (0.4%)
	Burlington KS Industrial Revenue (Evergy Metro Inc. Project) PUT	3.375%	6/2/2031	240	237
[1]	Finney County KS GO	5.000%	10/1/2029	100	106
	Johnson & Miami Counties Unified School District No. 230 Spring Hills GO	4.000%	9/1/2033	250	246
	Johnson County Unified School District No. 512 Shawnee Mission GO	3.250%	10/1/2028	150	150
	Kansas Development Finance Authority College & University Revenue (Kansas State University Projects)	4.000%	3/1/2031	90	90

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	345	371
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2027	100	100
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	12/1/2028	100	99
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/2031	145	146
	Shawnee County KS Local or Guaranteed Housing Revenue PUT	3.750%	5/1/2028	100	100
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	165	167
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	150	158
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2030	100	106
	Wichita KS Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	700	699
	Wichita KS Water & Sewer Utility Water Revenue	3.000%	10/1/2027	145	145
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.500%	9/1/2026	250	250
[4]	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.000%	3/1/2036	100	97
[4]	Wyandotte County-Kansas City Unified Government Tax Increment/Allocation Revenue (Village East Project)	5.250%	9/1/2035	250	251
					3,518
Kentucky (2.5%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	265	275
	Eastern Kentucky University College & University Revenue	4.000%	10/1/2031	820	834
	Kenton County Airport Board Port, Airport & Marina Revenue	5.000%	1/1/2032	190	190
	Kentucky Bond Development Corp. College & University Revenue	5.000%	4/30/2030	100	106
	Kentucky Bond Development Corp. College & University Revenue	5.000%	4/30/2031	100	107
	Kentucky Bond Development Corp. College & University Revenue	5.000%	4/30/2032	100	108
	Kentucky Bond Development Corp. College & University Revenue	5.000%	10/31/2032	100	108
	Kentucky Bond Development Corp. College & University Revenue	5.000%	4/30/2033	100	109
	Kentucky Bond Development Corp. College & University Revenue	5.000%	10/31/2033	100	109
[2]	Kentucky Bond Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/2033	100	108
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	95	97
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	80	84
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	575	598
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	145	151
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	100	100
	Kentucky Interlocal School Transportation Association COP	4.000%	3/1/2029	100	101
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2031	60	62
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2034	100	109
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	11/1/2031	250	260
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	11/1/2033	180	187
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2033	505	513
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	5/1/2034	180	187
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	6/1/2034	2,355	2,410
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/2028	1,530	1,541
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	1,850	1,945
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/2030	995	1,031
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/2030	1,425	1,432
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2032	750	781
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/2030	135	140
	Kentucky State Property & Building Commission Lease Revenue (Agency Fund - Project No. 114)	5.000%	10/1/2033	365	366
	Kentucky State Property & Building Commission Lease Revenue (Project No. 114)	5.000%	10/1/2032	170	171
	Lexington-Fayette Urban County Government GO	4.000%	9/1/2030	175	175
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/2028	200	200
	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	4.000%	6/1/2034	570	570
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	100	104
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	525	527
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	100	105
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	125	125
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	230	245
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	135	145
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	200	215
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	160	172
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	230	249
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	65	68
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	600	628
	Madison County KY GO	5.000%	3/1/2028	110	114
	Montgomery County School District Finance Corp. Lease (Appropriation) Revenue	4.000%	8/1/2032	1,125	1,157
	Nelson County School District Finance Corp. Lease (Appropriation) Revenue	4.000%	11/1/2032	890	903
	Northern Kentucky Water District Water Revenue	4.125%	2/1/2031	500	500
	Pikeville KY College & University Revenue BAN	3.800%	8/1/2028	100	100
					20,622
Louisiana (1.8%)
	Cameron Parish School District No. 15 GO	5.000%	10/1/2030	300	313
	Jefferson Parish Finance Authority Local or Guaranteed Housing Revenue	3.750%	7/1/2029	55	55

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue	6.250%	6/1/2055	100	109
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Arbours at Acadiana Project) PUT	5.000%	4/1/2027	250	253
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Benoit Townhomes Project) PUT	3.750%	8/1/2026	85	85
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (BW Cooper Senior Project) PUT	3.200%	8/1/2028	100	100
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Capstone at Covington Place Project) PUT	3.100%	5/1/2028	155	155
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Capstone at the Oaks Project) PUT	3.200%	12/1/2026	100	100
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Hampton Park Project) PUT	3.150%	7/1/2028	100	100
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (King Oaks V Project) PUT	2.700%	10/1/2028	100	99
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (NSA East Bank Apartments Project) PUT	3.150%	4/1/2029	445	441
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	200	202
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue	4.000%	8/1/2026	5	5
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2030	285	290
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2031	105	107
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2032	75	76
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2033	100	101
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2034	500	507
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2035	375	380
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/2032	200	193
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Jefferson Parish Projects)	5.000%	4/1/2028	250	250
[2]	Louisiana Office Facilities Corp. Lease (Appropriation) Revenue	5.000%	7/1/2031	100	109
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/2026	100	100
	Louisiana Public Facilities Authority College & University Revenue (Loyola University Project)	5.000%	10/1/2029	50	52
	Louisiana Public Facilities Authority College & University Revenue (Loyola University Project)	5.000%	10/1/2032	245	255
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	4.000%	12/15/2032	180	180
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	100	106
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	300	314
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/2029	175	177
[2]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/2032	115	119
[2]	New Orleans Aviation Board Port, Airport & Marina Revenue (Consolidation Rental Car Project)	5.000%	1/1/2032	215	220
	New Orleans Aviation Board Port, Airport & Marina Revenue (North Terminal Project)	5.000%	1/1/2034	225	226
	New Orleans LA (Audubon Commission Projects) GO	5.000%	10/1/2029	160	167
	New Orleans LA (Audubon Commission Projects) GO	4.000%	10/1/2032	310	310
	New Orleans LA (Audubon Commission Projects) GO	4.000%	10/1/2033	650	647
	New Orleans LA GO	5.000%	10/1/2027	350	357
	New Orleans LA GO	5.000%	12/1/2027	70	70
	New Orleans LA GO	5.000%	12/1/2027	160	164
	New Orleans LA GO	5.000%	12/1/2027	175	179
	New Orleans LA GO	5.000%	12/1/2028	555	574
	New Orleans LA GO	5.000%	12/1/2029	315	329
	New Orleans LA GO	5.000%	12/1/2030	295	311
	New Orleans LA GO	5.000%	12/1/2031	820	859
	New Orleans LA GO	5.000%	12/1/2032	300	320
	New Orleans LA GO	5.000%	12/1/2032	100	107
	New Orleans LA GO	5.000%	12/1/2033	130	135
	New Orleans LA Sewerage Service Sewer Revenue	5.000%	6/1/2029	400	416
	New Orleans LA Sewerage Service Sewer Revenue	5.000%	6/1/2033	405	419
	Parish of St. John the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	3.000%	7/2/2029	560	556
[2]	Shreveport LA GO	5.000%	3/1/2031	260	277
[2]	Shreveport LA GO	5.000%	3/1/2033	375	406
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2029	380	382
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2029	100	106
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2030	100	107
[1]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/2034	100	98
	St. James Parish LA Industrial Revenue (Nustar Logistics LP Project) PUT	3.700%	6/1/2030	100	100
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	3.300%	7/3/2028	805	820
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/2028	60	61
	Tangipahoa Parish Hospital Service District No.1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/2033	875	914
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2032	150	160
					15,130
Maine (0.3%)
	Bangor ME GO	3.250%	3/1/2029	100	100
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	110	112
[2]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	220	241

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	160	175
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	155	162
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	500	521
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2027	90	92
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.050%	11/15/2029	140	139
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/2033	170	165
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2055	100	109
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.250%	11/15/2055	195	213
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2056	100	109
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.250%	11/15/2056	100	110
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	100	105
	Regional School Unit No. 14 GO	5.000%	11/1/2031	200	219
					2,572
Maryland (0.6%)
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/2027	700	707
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/2033	220	221
	Baltimore MD Water Revenue	5.000%	7/1/2030	75	75
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/2032	580	607
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.300%	1/1/2029	50	50
[5]	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.450%	12/15/2031	100	100
	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	100	109
	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	700	779
	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	100	111
[2]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/2033	100	107
	Maryland GO	5.000%	8/1/2026	200	200
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2027	160	161
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	100	102
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	100	104
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/2031	400	403
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	130	139
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	100	109
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	105	107
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2027	80	81
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2031	65	69
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2033	115	124
[7]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	3.000%	1/1/2033	295	283
	Prince George's County MD GO	5.000%	8/1/2029	100	106
					4,854
Massachusetts (2.6%)
	Abington MA BAN GO	4.000%	4/22/2027	100	101
[2]	Commonwealth of Massachusetts GO	5.250%	11/1/2026	55	55
	Commonwealth of Massachusetts GO	5.000%	7/1/2030	100	108
	Commonwealth of Massachusetts GO	5.000%	7/1/2032	100	111
	Hudson MA BAN GO	4.000%	6/10/2027	230	231
	Hudson MA GO	5.000%	6/1/2027	575	580
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2027	1,505	1,502
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2027	275	274
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	140	142
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2028	200	200
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2028	100	100
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2029	75	76
	Massachusetts Development Finance Agency College & University Revenue	4.500%	7/1/2029	100	100
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	100	100
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2029	1,000	998
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2030	435	442
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	430	430
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2030	135	136
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2031	500	544
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2031	620	622
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2031	645	672
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2032	100	101
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2032	130	130
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2032	75	76
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2032	100	100
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2032	545	562
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2032	105	109
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2033	170	189
	Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/2033	480	503
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2033	440	443

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	4.125%	10/1/2033	60	55
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2033	525	527
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2033	230	238
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2033	185	192
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2034	700	702
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2034	100	112
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2034	250	250
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2034	350	351
	Massachusetts Development Finance Agency College & University Revenue PUT	3.300%	7/1/2028	100	101
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2031	240	261
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2033	100	111
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	200	202
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2027	100	102
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	80	80
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	340	346
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	600	626
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2029	100	105
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	100	105
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	615	634
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	295	295
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	100	100
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	180	193
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	270	288
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	275	275
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	120	120
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	120	120
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	350	373
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	7/1/2032	220	211
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	245	252
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	900	982
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	185	190
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2032	250	249
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	225	227
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	130	133
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/31/2030	270	285
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	215	227
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2029	150	150
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	7/1/2036	100	104
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Dartmouth Student Housing Project)	5.000%	10/1/2027	100	100
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2031	75	80
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/2029	150	151
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/2029	160	158
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	6/1/2030	240	236
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	12/1/2056	105	116
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.900%	6/1/2029	110	111
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2031	200	218
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2032	100	110
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2033	100	111
	Quincy MA BAN GO	5.000%	8/13/2027	1,000	1,021
					22,023
Michigan (1.2%)
	Detroit MI GO	5.000%	4/1/2028	810	831
	Detroit MI GO	5.000%	4/1/2030	70	72
	Detroit MI GO	5.000%	4/1/2032	100	105
[2,10]	Detroit MI Sewage Disposal System Sewer Revenue	5.500%	7/1/2029	50	52
	Grand Rapids Economic Development Corp. Health, Hospital, Nursing Home Revenue (Beacon Hill at Eastgate Project)	4.125%	11/1/2030	250	250
	Great Lakes Water Authority Water Supply System Water Revenue PUT	3.450%	7/1/2030	100	100
[4]	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	3.900%	8/15/2031	100	98
	Lansing Board of Water & Light Electric Power & Light Revenue PUT	5.000%	7/1/2031	100	108
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/2029	300	311
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	135	141
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	400	416
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2034	120	125
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	165	168
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue (Mckenzie Health System Project)	4.000%	1/1/2028	100	100
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/2028	30	29
[1]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2032	100	109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2033	330	341
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2034	285	294
	Michigan Finance Authority Water Revenue	4.000%	10/1/2030	205	205
	Michigan Finance Authority Water Revenue	4.000%	10/1/2032	285	285
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2030	100	107
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	100	104
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	100	105
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	65	67
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	290	292
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	100	108
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2032	25	25
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	100	108
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2032	100	107
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2028	50	51
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/2029	360	357
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.700%	4/1/2030	480	476
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.300%	10/1/2030	310	301
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.550%	10/1/2031	370	360
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	12/1/2053	685	729
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/2054	320	339
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2056	200	218
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	12/1/2056	175	191
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments Project) PUT	2.670%	10/1/2026	100	100
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments Project) PUT	2.670%	10/1/2026	100	100
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	150	151
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.950%	11/1/2028	100	99
	Michigan Strategic Fund Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	75	77
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	440	461
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2034	305	317
	Wayne State University College & University Revenue	5.000%	11/15/2032	640	641
					10,131
Minnesota (1.3%)
	Duluth Independent School District No. 709 GO	0.000%	2/1/2033	100	78
	Hennepin County Housing & Redevelopment Authority Local or Guaranteed Housing Revenue PUT	3.150%	8/1/2028	100	100
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	150	151
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	1,135	1,160
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	1,295	1,348
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	2,010	2,136
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	150	154
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2031	130	131
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	100	105
	Minnesota Appropriations Revenue	5.000%	3/1/2027	75	76
	Minnesota Appropriations Revenue	5.000%	3/1/2028	440	456
	Minnesota Health & Education Facilities Authority College & University Revenue	4.000%	10/1/2033	295	295
	Minnesota Health & Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2027	100	101
	Minnesota Health & Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2029	175	182
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2027	100	100
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2047	15	15
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/2053	100	105
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	1/1/2055	355	393
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2055	380	420
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2056	100	109
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2056	100	110
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2056	195	213
[6]	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2057	110	123
	Minnesota Municipal Gas Agency Natural Gas Revenue (Gas Project)	5.000%	9/1/2028	100	102
	Minnesota Municipal Gas Agency Natural Gas Revenue (Gas Project)	5.000%	9/1/2030	135	139
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/2027	165	167
[3]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	3.445%	12/1/2052	700	701
	Minnesota Rural Water Finance Authority Inc. Intergovernmental Agreement Revenue	2.875%	1/1/2028	100	100
	Mounds View MN Local or Guaranteed Housing Revenue (Sibley Court Project) PUT	3.375%	3/1/2028	300	301
	Rochester MN Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2032	310	335
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2032	100	82
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	100	106
	Washington County Community Development Agency Local or Guaranteed Housing Revenue (Red Rock Manor Project) PUT	3.150%	8/1/2028	100	100

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Woodbury Housing & Redevelopment Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2028	275	275
				10,469
Mississippi (0.4%)
Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	675	716
Mississippi Development Bank Special Obligation Revenue	3.000%	3/1/2029	75	71
Mississippi Development Bank Special Obligation Revenue	4.000%	6/1/2034	150	150
Mississippi Development Bank Special Obligation Revenue (Lamar County School District General Obligation Bond Project)	5.000%	6/1/2027	150	153
Mississippi Development Bank Special Obligation Revenue (Lamar County School District General Obligation Bond Project)	5.000%	6/1/2029	150	158
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2030	135	135
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2034	200	206
Mississippi Home Corp. Local or Guaranteed Housing Revenue	6.250%	12/1/2055	100	110
Mississippi Home Corp. Local or Guaranteed Housing Revenue (Community Park Project) PUT	3.625%	6/1/2027	250	250
Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	3.050%	5/1/2027	215	215
Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2027	250	256
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	55	57
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2030	215	225
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2032	405	422
Mississippi State University Educational Building Corp. College & University Revenue (Campus Improvement Project)	5.000%	11/1/2026	100	100
Warren County MS GO	4.000%	10/1/2027	185	185
Warren County MS Industrial Revenue	4.000%	9/1/2032	300	305
				3,714
Missouri (1.5%)
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	310	313
Greene County MO COP (Capital Projects)	4.000%	9/1/2030	1,000	1,013
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/2032	150	150
Kansas City MO School District COP	5.000%	4/1/2030	100	106
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2030	100	107
Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	100	101
Lees Summit IDA Health, Hospital, Nursing Home Revenue	3.600%	8/15/2048	100	100
Liberty Public School District No. 53 GO	4.000%	3/1/2028	100	102
Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/2027	130	133
Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/2029	50	51
Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/2033	100	104
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	285	292
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	200	200
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	215	224
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	100	105
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	115	121
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	940	976
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2031	100	100
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	765	792
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	200	200
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	200	209
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	155	161
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	1,245	1,343
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	675	703
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	100	108
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	75	78
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2033	100	100
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2033	360	360
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2028	445	461
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/2032	1,685	1,816
Missouri Housing Development Commission Local or Guaranteed Housing Revenue	6.250%	5/1/2056	240	264
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/2032	310	311
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2031	100	107
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/2033	625	625
Poplar Bluff MO Tax Increment/Allocation Revenue	4.500%	11/1/2035	100	98
St. Charles County Public Water Supply District No. 2 COP	5.000%	12/1/2028	100	105
St. Charles County Public Water Supply District No. 2 COP	5.000%	12/1/2030	100	108
St. Louis County MO Appropriations Revenue	5.000%	12/1/2034	110	116
St. Louis Missouri IDA Local or Guaranteed Housing Revenue PUT	3.150%	4/1/2028	100	100
University of Missouri of Curators College & University Revenue	5.000%	11/1/2027	150	154
				12,617

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montana (0.4%)
	Flathead County MT GO	5.000%	7/1/2031	100	109
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/2031	545	542
	Montana Board of Housing Local or Guaranteed Housing Revenue	6.000%	12/1/2054	410	438
	Montana Board of Housing Local or Guaranteed Housing Revenue	6.000%	12/1/2055	100	108
	Montana Board of Housing Local or Guaranteed Housing Revenue	5.750%	6/1/2056	100	108
	Montana Board of Housing Local or Guaranteed Housing Revenue (Hidden Creek 4 Project) PUT	3.050%	5/1/2029	100	99
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	220	224
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	150	156
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	205	207
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	110	111
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	85	86
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	640	656
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue (St. Johns United Project)	4.100%	11/15/2031	100	100
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue (St. Johns United Project)	4.350%	11/15/2032	100	100
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/2030	435	459
					3,503
Nebraska (0.8%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2029	200	207
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	785	815
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/2029	1,425	1,476
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	530	558
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	100	106
	Douglas County NE College & University Revenue (Creighton University Projects)	5.000%	7/1/2031	100	107
[2]	Gretna Public Schools GO	5.000%	12/15/2030	115	118
	Lincoln NE Local or Guaranteed Housing Revenue PUT	3.370%	7/1/2028	500	502
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/2028	200	208
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	6.250%	3/1/2055	100	110
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	6.250%	9/1/2055	100	109
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2028	1,000	1,030
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2030	105	112
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2031	610	657
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2032	100	109
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2033	135	148
	Omaha NE Housing Authority Local or Guaranteed Housing Revenue (Central at Columbus Park Project) PUT	3.150%	6/1/2029	115	114
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2032	130	136
					6,622
Nevada (0.2%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	105	106
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	60	64
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	3.000%	7/1/2027	100	100
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	100	102
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	100	100
[2]	North Las Vegas NV GO	4.000%	6/1/2032	800	807
	Sparks Tourism Improvement District No. 1 Sales Tax Revenue	3.875%	6/15/2028	55	55
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/2029	145	145
					1,479
New Hampshire (0.5%)
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.375%	12/15/2035	200	198
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Forestar Group Houston-Area Projects)	6.500%	12/1/2034	150	150
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Grand Pines Project)	5.625%	6/1/2039	100	100
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Mirador Project)	6.000%	12/1/2031	100	100
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Astro Sunterra Project)	0.000%	12/15/2034	250	144
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/2034	144	144
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.500%	12/1/2035	255	251
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.750%	6/1/2035	99	102
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.125%	3/1/2036	105	101
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.500%	3/1/2036	115	111
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	5.125%	3/1/2036	435	428
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.150%	10/20/2040	597	581
	New Hampshire GO	3.000%	11/1/2029	200	198
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	365	365
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	150	150
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	150	154
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	275	280
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	100	100
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.500%	1/1/2057	175	198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/2029	250	250
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/2030	100	100
	New Hampshire Municipal Bond Bank Miscellaneous Revenue	4.000%	8/15/2029	250	250
					4,455
New Jersey (2.5%)
	Belleville NJ BAN GO	4.000%	7/6/2027	175	176
[4]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2030	100	100
	Jersey City NJ GO	4.000%	2/15/2033	1,500	1,515
	Mercer County NJ GO	3.000%	2/15/2028	125	125
	Montclair State University Inc. College & University Revenue	5.000%	7/1/2029	500	528
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	275	275
	New Jersey Economic Development Authority Appropriations Revenue	3.375%	7/1/2030	430	424
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	200	195
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2032	365	364
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2033	1,235	1,246
[1]	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2034	185	184
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2029	225	237
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.125%	7/1/2030	350	335
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2035	100	97
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	190	193
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	50	49
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	200	200
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	200	200
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	120	127
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2034	110	110
[1]	New Jersey Educational Facilities Authority College & University Revenue BAM	5.000%	7/1/2033	370	371
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2031	105	113
[2]	New Jersey Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/2028	100	104
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/2026	100	100
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	750	751
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	500	528
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2030	110	111
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	120	122
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	250	271
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	180	198
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.900%	11/1/2027	100	99
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	50	50
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.950%	5/1/2028	100	99
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.400%	4/1/2029	120	120
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/2029	50	50
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/2029	410	407
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	6.500%	4/1/2056	100	110
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (22 Fulton Street Project) PUT	3.200%	6/1/2030	200	197
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (701 Newark Avenue Project) PUT	3.150%	12/1/2028	100	100
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	7/1/2028	1,100	1,099
[3]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	3.360%	5/1/2048	240	240
	New Jersey Infrastructure Bank Water Revenue	4.000%	9/1/2028	145	145
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	150	148
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	130	131
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	285	264
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	130	121
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	125	112
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	100	100
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	100	86
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/2031	415	415
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2032	260	270
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2034	3,315	3,429
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	100	104
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	125	133
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	100	105
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	100	107
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	125	137
[6]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	100	108
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	125	138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/2032	235	248
	Paterson NJ GO	4.750%	3/1/2027	500	500
	Penns Grove-Carneys Point Regional School District GAN GO	3.750%	7/2/2027	200	201
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2032	550	579
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2028	650	673
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	280	289
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	310	319
	West Orange GO	5.000%	1/15/2027	270	272
					21,054
New Mexico (0.7%)
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	3.875%	6/1/2029	250	254
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	410	416
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	400	406
	Farmington NM Industrial Revenue PUT	3.900%	6/1/2028	300	303
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	165	168
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	385	402
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	275	279
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/2033	495	491
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	495	512
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	395	408
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	4.250%	3/1/2053	85	86
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.750%	3/1/2057	200	215
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	1,555	1,637
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2027	95	97
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	80	85
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/2028	200	200
					5,959
New York (9.0%)
	Board of Cooperative Educational Services for the Sole Supervisory District Miscellaneous Revenue RAN	4.250%	6/25/2027	250	252
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2028	200	201
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2031	250	250
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/2030	100	98
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2031	170	180
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2032	100	106
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/15/2031	315	313
[4]	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/15/2031	315	313
	Cato-Meridian Central School District BAN GO	4.000%	6/30/2027	540	545
	Cortland Enlarged City School District BAN GO	4.000%	7/9/2027	250	252
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	60	61
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	65	67
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2034	225	225
[12]	Freddie Mac Pool	3.700%	1/1/2034	247	236
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2027	100	101
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2029	100	105
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2031	115	123
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/2027	525	533
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/2031	300	317
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	2/1/2032	75	77
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	2/1/2034	290	297
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2029	25	25
	Huntington NY GO	3.000%	12/1/2030	165	161
	Le Roy Central School District BAN GO	3.750%	6/30/2027	250	252
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	390	390
	Long Island Power Authority Electric Power & Light Revenue PUT	5.000%	9/1/2027	100	101
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	250	249
[6]	Long Island Power Authority Electric Power & Light Revenue PUT	3.400%	9/1/2030	240	240
	Mcgraw Central School District BAN GO	4.000%	6/24/2027	250	252
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	100	103
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	135	137
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	100	105
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	125	127
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	135	140
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	200	201
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	290	293
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	220	221

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	150	151
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	200	216
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	425	427
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	100	101
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	300	309
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	475	477
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	165	180
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2032	275	278
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	450	452
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	100	110
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	100	110
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	125	126
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	100	111
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2034	175	176
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	205	210
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/2030	2,210	2,339
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	100	102
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	3.000%	7/1/2034	450	421
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2026	100	101
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2033	105	109
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	5.000%	12/1/2027	945	950
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	5.000%	12/1/2032	185	185
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/2034	120	125
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	100	111
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/2029	145	145
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.350%	11/1/2030	175	174
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/2030	100	100
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	5/1/2031	770	755
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.600%	11/1/2031	300	300
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	11/1/2032	90	84
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.375%	12/15/2031	100	101
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	230	230
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	870	870
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/2028	65	65
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/2028	985	990
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	480	484
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/2028	680	687
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/2028	1,700	1,700
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/2029	280	280
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	7/2/2029	700	698
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.750%	7/2/2029	375	377
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/2029	225	227
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	1,430	1,420
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.125%	7/1/2030	100	98
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2030	730	719
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	545	532
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2031	225	230
[2]	New York City Industrial Development Agency Recreational Revenue	0.000%	3/1/2030	300	264
[2]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2031	135	114
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	710	786
	New York City Municipal Water Finance Authority Water Revenue, ETM	5.000%	6/15/2029	100	106
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	75	76
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	110	112
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2034	275	279
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2031	165	181
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2032	115	128
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2033	220	246
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2027	135	138
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	90	95
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	100	107
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	295	315
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	100	107
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	100	107
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2030	110	109
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	100	108

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	280	285
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	85	91
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	150	164
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	140	153
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	100	109
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	90	99
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	100	109
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	75	75
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	100	110
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	415	456
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	100	110
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	115	126
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	110	121
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	105	106
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	1,000	1,104
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	630	695
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	210	224
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2034	365	366
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	310	344
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2030	220	238
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2032	100	110
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/2033	315	320
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2029	150	133
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2031	105	114
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2032	90	70
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2032	100	110
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2033	145	160
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	1,025	1,042
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.100%	4/1/2031	125	124
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.300%	10/1/2032	335	323
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.350%	4/1/2033	810	790
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.400%	10/1/2033	480	464
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	6.000%	10/1/2055	100	109
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	6.250%	10/1/2056	100	110
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.400%	10/1/2030	400	389
	New York NY GO	5.000%	8/1/2027	85	87
	New York NY GO	5.000%	8/1/2027	100	101
	New York NY GO	5.000%	8/1/2028	150	156
	New York NY GO	5.000%	8/1/2028	145	148
	New York NY GO	5.000%	8/1/2028	100	100
	New York NY GO	5.000%	8/1/2029	70	70
	New York NY GO	5.000%	8/1/2029	200	212
	New York NY GO	5.000%	8/1/2030	225	225
	New York NY GO	5.000%	8/1/2030	200	209
	New York NY GO	5.000%	8/1/2030	185	198
	New York NY GO	5.000%	10/1/2030	50	53
	New York NY GO	5.000%	8/1/2031	200	216
	New York NY GO	5.000%	8/1/2031	295	318
	New York NY GO	5.000%	8/1/2032	210	228
	New York NY GO	5.000%	10/1/2032	1,220	1,280
	New York NY GO	5.000%	10/1/2032	250	272
	New York NY GO	5.000%	8/1/2033	100	100
	New York NY GO	5.000%	8/1/2033	615	650
	New York NY GO	5.000%	8/1/2033	250	264
	New York NY GO	5.000%	8/1/2033	270	296
	New York NY GO	5.000%	12/1/2033	375	390
	New York NY GO	5.250%	3/1/2034	190	196
	New York NY GO	4.000%	8/1/2034	200	201
	New York NY GO	5.000%	8/1/2034	270	285
	New York NY GO	5.000%	8/1/2034	255	281
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	150	153
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	240	249
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	100	100
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	75	78
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	75	79
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	100	102
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	100	106
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	50	50
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	50	51
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	100	108

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	40	43
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	810	867
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	975	1,047
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	145	153
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2034	65	71
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2034	100	100
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2034	400	402
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	150	158
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2028	705	710
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2030	210	211
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2031	115	116
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2032	250	251
	New York State Dormitory Authority College & University Revenue (New School Project)	3.250%	7/1/2033	110	104
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	165	169
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2031	60	54
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	250	256
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	300	305
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	105	105
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	150	152
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/2/2029	325	343
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	100	110
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	100	104
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	100	107
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	100	109
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	100	110
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	100	110
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	100	111
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	120	133
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	110	110
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	655	730
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	260	281
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	150	164
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	200	219
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	500	551
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	500	556
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	300	306
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	4/1/2031	270	271
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	100	110
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	100	112
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.750%	5/15/2032	100	100
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	100	100
	New York State Environmental Facilities Corp. Water Revenue	4.000%	8/15/2032	150	150
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/2028	225	225
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	6/15/2029	575	576
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	12/15/2029	200	201
	New York State Housing Finance Agency Income Tax Revenue PUT	3.450%	12/15/2030	200	200
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.625%	11/1/2033	100	97
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	200	198
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2027	215	215
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2027	290	290
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2027	100	100
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2028	380	380
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/2028	330	330
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/2028	295	296
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/2029	100	100
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	420	420
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	150	150
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	475	475
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2029	290	287
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	650	650
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2029	425	425
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	5/1/2030	205	202
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2030	370	365
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	5/1/2030	495	487
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.300%	5/1/2030	325	321
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2030	100	100
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2030	1,000	990
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	11/1/2030	490	481
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	11/1/2030	100	98

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2031	100	98
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	5/1/2031	425	421
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.350%	5/1/2031	750	742
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	11/1/2031	290	287
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.375%	11/1/2031	465	455
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/2031	425	422
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	175	174
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	200	199
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.350%	11/1/2032	155	150
	Oneida County Local Development Corp. College & University Revenue (UTICA College Project)	5.000%	7/1/2031	215	215
	Onondaga Central School District BAN GO	4.000%	7/15/2027	250	252
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2029	100	102
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2029	200	207
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2030	205	209
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2031	190	193
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2031	75	78
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2032	70	73
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2032	150	157
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2033	70	72
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2029	100	107
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2031	100	109
	Rochester NY BAN GO	4.000%	7/29/2027	500	506
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2028	200	201
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	250	263
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	180	195
	Tompkins County Development Corp. College & University Revenue (Ithaca College Project)	5.000%	7/1/2028	40	41
	Tompkins County Development Corp. College & University Revenue (Ithaca College Project)	5.000%	7/1/2034	110	113
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2031	315	262
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	325	259
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	390	396
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2030	50	53
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2032	100	108
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2028	580	589
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2029	250	253
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2030	220	223
[6]	Vestal NY BAN GO	4.000%	8/6/2027	300	302
[6]	Vestal NY BAN GO	4.500%	8/6/2027	100	101
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	100	100
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/2032	200	201
					75,053
North Carolina (0.7%)
	Charlotte NC GO	4.000%	7/1/2034	125	124
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2028	200	209
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/2029	200	188
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue (International Paper Co. Project) PUT	3.450%	10/1/2031	100	99
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	3.450%	10/1/2031	50	50
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2028	100	100
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	100	100
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	7/1/2029	100	100
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/2030	100	107
	Inlivian Local or Guaranteed Housing Revenue (Trella Uptown Project) PUT	3.200%	6/1/2027	100	100
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/2031	120	129
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/2033	1,000	1,018
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2031	50	52
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2057	100	111
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	7/1/2057	125	142
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.000%	3/1/2027	250	251
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	150	155
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	100	100
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.400%	10/1/2029	240	240
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/2030	150	152
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.450%	11/1/2030	100	98
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.350%	1/1/2031	100	99
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.600%	1/1/2031	100	99
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.750%	10/1/2033	110	103
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	325	344
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2029	370	386

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	100	100
	Scotland County NC Appropriations Revenue	5.000%	12/1/2034	160	166
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	240	242
	Wilmington Housing Authority Local or Guaranteed Housing Revenue PUT	2.950%	5/1/2028	100	100
	Winston-Salem NC GO	4.000%	6/1/2030	205	205
					5,469
North Dakota (0.2%)
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	85	86
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	55	57
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2054	385	411
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/2056	200	217
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/2056	275	297
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.000%	5/1/2028	225	224
					1,292
Ohio (2.6%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/2030	100	107
	Akron OH GO	5.000%	12/1/2027	115	118
	Akron OH GO	5.000%	12/1/2029	100	106
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/2027	150	153
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	305	324
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2027	210	212
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	180	183
	Brunswick OH GO	4.000%	12/1/2031	270	269
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2027	150	153
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	760	803
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2034	1,260	1,329
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	815	830
	Cincinnati OH Water System Water Revenue	4.000%	12/1/2031	250	251
[1]	Cleveland State University College & University Revenue	5.000%	6/1/2031	100	108
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Demorest Townhomes II Project)	4.000%	5/1/2034	100	97
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Thornton Hall Project)	4.000%	12/1/2035	100	95
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/2027	125	125
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	3.190%	6/1/2029	100	100
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	6/1/2029	100	100
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/2029	95	94
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	100	100
	Dayton-Montgomery County Port Authority Local or Guaranteed Housing Revenue (Hom Flats at Forest Project) PUT	3.200%	7/1/2029	100	100
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue	5.000%	12/1/2033	170	173
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	150	151
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	265	271
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	100	104
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	220	230
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	100	105
	Jonathan Alder Local School District GO	3.000%	12/1/2029	500	491
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/2030	440	462
	Little Miami Local School District GO	5.000%	11/1/2031	490	491
	Lorain Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	3.100%	4/1/2029	100	100
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	100	103
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	135	141
	Mid-Ohio Water & Sewer District Water Revenue BAN	3.600%	5/26/2027	420	419
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	50	51
	Mount Vernon OH BAN GO	4.500%	6/2/2027	245	246
	Muskingum County OH Health, Hospital, Nursing Home Revenue (Genesis Healthcare System Obligated Group Project)	5.000%	2/15/2033	50	50
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2029	50	52
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/2027	450	452
	Ohio Air Quality Development Authority Electric Power & Light Revenue (First Energy Generation Project)	3.375%	8/1/2029	100	98
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/2029	870	861
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	3.500%	4/1/2030	105	104
	Ohio GO, ETM	5.000%	8/1/2028	65	68
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2027	80	81
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	125	129
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	230	241
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	235	255
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	350	363
	Ohio Health, Hospital, Nursing Home Revenue PUT	2.750%	5/1/2028	80	79

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2032	870	935
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/2030	185	187
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	4/1/2032	90	90
	Ohio Higher Educational Facility Commission College & University Revenue	6.000%	12/1/2033	275	302
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2030	360	371
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2028	100	101
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2018 Project)	4.000%	12/1/2033	600	603
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	5.000%	5/1/2027	100	101
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	5.000%	5/1/2029	140	145
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	5.000%	5/1/2034	195	200
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2027	200	202
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2030	270	280
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	565	576
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	90	97
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	840	908
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2057	430	475
[6]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2057	125	139
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Community Pendleton Project) PUT	3.400%	2/1/2028	475	476
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Marsh Run Homes Project) PUT	3.200%	2/1/2029	335	335
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/2052	90	89
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.375%	3/1/2056	100	112
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Nelson Park Apartments Project) PUT	5.000%	3/1/2028	200	206
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Pebble Brooke Apartments Project) PUT	3.350%	7/1/2028	100	100
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Tyler’s Creek Apartments Project) PUT	3.150%	2/1/2030	400	395
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.350%	5/1/2027	85	85
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.680%	7/1/2028	100	99
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.750%	10/1/2028	100	99
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2029	115	122
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	50	50
	Scioto County OH Health, Hospital, Nursing Home Revenue	3.000%	2/15/2031	60	58
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	155	155
[1]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2033	100	107
	Summit County Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2029	250	247
	Toledo-Lucas County Port Authority Auto Parking Revenue (University of Toledo Parking Project)	4.000%	1/1/2033	275	275
	University of Akron College & University Revenue	5.000%	1/1/2027	155	155
	University of Akron College & University Revenue	5.000%	1/1/2029	95	95
	University of Akron College & University Revenue	5.000%	1/1/2030	95	100
	University of Akron College & University Revenue	5.000%	1/1/2033	235	235
	University of Akron College & University Revenue, ETM	5.000%	1/1/2030	5	5
[3,4]	University of Toledo College & University Revenue, 70% of SOFR + 0.900%	3.448%	6/1/2036	100	99
					21,539
Oklahoma (0.7%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Yukon Public School Project)	5.000%	9/1/2029	620	652
	Cleveland Educational Facilities Authority Lease (Appropriation) Revenue (Cleveland Public School Project)	5.000%	9/1/2028	210	217
	Cleveland Educational Facilities Authority Lease (Appropriation) Revenue (Cleveland Public School Project)	5.000%	9/1/2029	130	136
	Clinton Public Works Authority Lease (Appropriation) Revenue (Clinton Public School Project)	5.000%	10/1/2032	380	405
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2032	100	108
	Oklahoma Agricultural & Mechanical College & University Revenue	4.000%	7/1/2034	425	425
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2028	100	104
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2030	165	177
	Oklahoma Capitol Improvement Authority Lease Revenue (Capitol Repair Project)	5.000%	1/1/2030	80	81
	Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2029	115	122
	Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2030	275	295
	Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2031	290	315
	Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2032	170	186
	Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2033	120	132
	Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2034	105	116
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2030	100	103
	Oklahoma County Independent School District No. 12 Edmond GO	4.000%	8/1/2028	500	512
[6]	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	6.500%	3/1/2058	220	249
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	6.000%	9/1/2057	200	221
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Villages at Rose Hill Project) PUT	3.125%	6/1/2029	100	100
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.000%	4/1/2029	100	99
[2]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/2032	100	109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Stephens County Educational Facilities Authority Lease (Appropriation) Revenue (Marlow Public Schools Project)	5.000%	9/1/2031	250	264
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	4.000%	11/15/2027	290	290
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2031	100	109
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2032	100	109
	University of Oklahoma College & University Revenue	5.000%	7/1/2028	100	104
[1]	University of Oklahoma College & University Revenue	5.000%	7/1/2029	100	106
[1]	University of Oklahoma College & University Revenue	5.000%	7/1/2030	115	124
					5,970
Oregon (0.7%)
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2033	130	137
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2034	325	341
	Oregon (Article XI-M Seismic Projects) GO	5.000%	6/1/2031	155	158
	Oregon (Article Xi-Q State Project) GO	5.000%	5/1/2031	150	163
	Oregon GO	6.250%	6/1/2056	290	325
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	275	275
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2030	250	263
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2032	580	620
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/2050	35	35
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/2051	180	181
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	5.500%	7/1/2055	285	305
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	6.250%	7/1/2055	100	110
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	6.250%	7/1/2056	100	112
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Hollywood Hub Apartments Project) PUT	4.000%	1/1/2029	475	480
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Verde Pines Project) PUT	3.100%	2/1/2028	100	100
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue PUT	3.125%	7/1/2028	100	100
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	310	313
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2028	525	526
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	4.125%	11/15/2032	70	70
	Oregon State Lottery Revenue	5.000%	4/1/2029	100	106
	Oregon State Lottery Revenue	5.000%	4/1/2031	100	109
	Oregon Tri-County Metropolitan Transportation District Government Fund/Grant Revenue	5.000%	10/1/2028	350	362
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/2032	105	105
	Portland OR Water System Water Revenue	4.000%	4/1/2033	100	100
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/2028	155	160
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/2032	150	150
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2032	125	101
	Washington Clackamas & Yamhill Counties School District No. 88J GO	5.000%	6/15/2029	50	52
					5,859
Pennsylvania (5.5%)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2030	175	184
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2033	160	167
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2034	135	141
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.860%	11/15/2047	970	964
	Allegheny County PA GO	4.000%	11/1/2034	105	106
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/2033	245	245
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2027	50	51
	Bethel Park School District GO	5.000%	8/1/2029	100	106
	Bethel Park School District GO	5.000%	8/1/2031	100	108
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2031	215	227
	Borough of Lansdale PA GO	3.000%	12/1/2033	285	266
[2]	Brentwood PA School District GO	5.000%	5/15/2028	170	176
[2]	Butler Area School District GO	5.000%	10/1/2031	100	108
[2]	Butler Area School District GO	5.000%	10/1/2033	100	110
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	300	300
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	460	468
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	545	554
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	245	249
	Chester County Health & Education Facilities Authority Miscellaneous Revenue	3.000%	11/1/2029	105	102
[1]	Chichester School District GO	5.000%	9/15/2034	1,405	1,477
	Clairton Municipal Authority Sewer Revenue	5.000%	12/1/2030	650	682
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2032	75	75
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2029	100	104
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2030	690	714
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	720	746
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2032	400	413

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2033	545	562
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2034	320	329
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	250	256
	Commonwealth of Pennsylvania GO	5.000%	1/1/2028	55	56
	Commonwealth of Pennsylvania GO	5.000%	9/1/2028	125	131
	Commonwealth of Pennsylvania GO	5.000%	8/15/2030	100	108
	Commonwealth of Pennsylvania GO	5.000%	8/15/2031	200	218
	Commonwealth of Pennsylvania GO	5.000%	8/15/2032	100	110
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	100	104
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	150	158
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	175	182
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2030	120	125
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2031	500	545
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2032	500	550
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.490%	2.935%	3/1/2057	495	495
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2027	75	75
	Easton Area School District GO	5.000%	2/1/2031	655	668
	Easton Area School District GO	4.000%	4/1/2032	235	236
	Easton Area School District GO	4.000%	4/1/2033	650	651
[2]	Erie School District GO	5.000%	4/1/2029	1,060	1,113
	Exeter Township School District GO	5.000%	9/1/2031	300	319
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	375	379
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/2027	975	976
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/2030	260	273
	General Authority of Southcentral Pennsylvania College & University Revenue (AICUP Financing Program - York College Program)	5.000%	11/1/2033	70	71
	Lackawanna County IDA College & University Revenue	5.000%	11/1/2029	50	51
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	4.125%	7/1/2027	100	100
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	4.250%	7/1/2029	225	223
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2030	130	138
	Lehigh County Authority Water Revenue	0.000%	12/1/2029	100	89
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/2028	160	164
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/2030	250	251
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2031	105	104
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	125	129
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	100	104
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	100	107
	Monroe County PA IDA Tax Increment/Allocation Revenue (Tobyhanna Township Project)	5.000%	7/1/2031	90	92
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	150	154
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	115	118
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2032	300	311
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2034	120	120
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	3.000%	12/1/2030	140	135
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2029	100	101
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/2029	200	205
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/2028	415	423
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2031	215	221
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2032	155	159
	New Wilmington Municipal Authority College & University Revenue (Westminster College Project)	4.000%	5/1/2033	100	95
[2]	Norristown Area School District GO	4.000%	9/1/2033	585	586
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/2027	50	50
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/2030	70	70
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/2031	150	150
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	100	106
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	205	220
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	3.000%	8/15/2033	105	100
	Pennsbury School District GO	4.000%	8/1/2034	500	500
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2027	525	531
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2029	150	158
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2031	250	268
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/15/2032	80	80
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/15/2033	100	100
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2030	305	320
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2032	360	385

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.860%	11/15/2047	180	180
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2028	150	153
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2029	100	102
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/2030	145	152
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.250%	11/1/2030	50	47
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/2031	200	200
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2032	875	886
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	9/1/2032	100	100
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2033	500	506
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2033	195	206
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	5.000%	6/15/2029	90	94
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	110	112
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	10/1/2028	250	250
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2052	175	169
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2052	315	325
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	499	522
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2053	860	920
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	175	187
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	485	523
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2055	150	167
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2055	249	277
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	10/1/2055	98	110
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2056	100	110
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	10/1/2056	165	187
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.650%	9/1/2028	100	98
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	100	99
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	210	209
	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/2028	100	93
	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/2029	60	54
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2030	150	154
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	110	113
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	310	329
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2027	200	201
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2030	160	161
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2031	130	131
	Philadelphia Authority for Industrial Development Intergovernmental Agreement Revenue	5.000%	5/1/2033	185	190
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/2027	250	251
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/2028	85	85
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2033	140	142
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	955	964
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	50	50
	Philadelphia IDA College & University Revenue	5.000%	11/1/2027	1,250	1,279
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	110	112
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	515	523
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	110	111
	Philadelphia PA GO	5.000%	5/1/2033	1,330	1,429
	Philadelphia PA GO	5.000%	8/1/2033	130	132
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2031	405	405
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/2030	1,135	1,158
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2026	145	145
[2,3,4]	Pittsburgh Water & Sewer Authority Water Revenue, 70% of SOFR + 0.800%	3.355%	9/1/2040	100	100
	School District of Philadelphia GO	5.000%	9/1/2027	100	102
	School District of Philadelphia GO	5.000%	9/1/2027	300	301
	School District of Philadelphia GO	5.000%	9/1/2029	450	451
	School District of Philadelphia GO	5.000%	9/1/2030	150	158
	School District of Philadelphia GO	5.000%	9/1/2030	100	100
	School District of Philadelphia GO	5.000%	9/1/2031	120	124
	School District of Philadelphia GO	5.000%	9/1/2032	280	289
	Scranton PA GO	5.000%	9/1/2028	1,275	1,295
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2027	210	215
	Souderton Area School District GO	4.000%	9/1/2033	1,515	1,527
	State Public School Building Authority College & University Revenue	5.000%	6/15/2028	100	104
[1]	State Public School Building Authority College & University Revenue	5.000%	10/1/2030	290	309
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2030	105	112
[2]	Trinity Area School District GO	5.000%	11/1/2032	200	220
	Upper Providence Township PA GO	1.500%	5/1/2027	90	88
	Washington County PA IDA College & University Revenue (Aicup Financing Program)	5.000%	11/1/2027	160	162
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2027	75	76

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	York County PA IDA Industrial Revenue (Philadelphia Electric Co. Project) PUT	4.100%	4/3/2028	50	51
					45,638
Puerto Rico (0.7%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	546	557
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	447	472
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	659	711
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	1,200	1,200
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	141	140
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	250	258
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/2026	170	171
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	140	142
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	160	164
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	215	225
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	135	131
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	796	721
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	1,064	901
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	17	14
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	522	407
					6,214
Rhode Island (0.3%)
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2029	120	127
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2030	510	546
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2031	155	168
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	475	505
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue (Public Schools Revenue Bond Financing Program)	5.000%	5/15/2031	150	163
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.300%	4/1/2028	100	100
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/2051	25	25
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	6.250%	10/1/2055	100	110
[7]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	10/1/2027	100	100
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.350%	10/1/2027	200	200
[7]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	10/1/2027	410	410
					2,454
South Carolina (1.2%)
	Aiken County SC Consolidated School District Special Obligation Revenue	4.000%	6/1/2034	155	157
	Charleston SC Housing Authority Local or Guaranteed Housing Revenue	4.500%	9/1/2035	100	99
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/2031	510	513
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/2032	150	150
[7]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2029	120	126
[7]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2030	105	112
[7]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Nexton Project)	5.000%	11/15/2029	100	106
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/2031	360	383
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/2031	1,320	1,397
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2031	500	506
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2032	150	151
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2032	450	478
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2033	215	216
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2034	785	789
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2028	100	103
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2030	100	106
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/2027	135	139
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/2031	100	109
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2030	150	154
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2030	100	103
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	55	57
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2033	280	287
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	4.250%	12/1/2031	100	100
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	100	107
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2032	450	488
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2029	55	55
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2032	125	126
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2027	150	154
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2030	150	165
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2031	50	54
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.250%	1/1/2056	140	155

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2056	1,140	1,249
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue (573 Meeting Street Project) PUT	3.000%	4/1/2027	75	75
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2028	500	499
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	100	99
	South Carolina Transportation Infrastructure Bank Fuel Sales Tax Revenue	4.000%	10/1/2031	780	779
					10,346
South Dakota (0.3%)
[2]	Lawrence County SD COP	5.000%	12/1/2030	130	140
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	330	335
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	955	999
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2032	370	396
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	11/1/2056	100	111
	South Dakota State Building Authority Lease (Appropriation) Revenue	4.000%	6/1/2028	125	128
	South Dakota State Building Authority Lease (Appropriation) Revenue	4.000%	6/1/2033	100	100
					2,209
Tennessee (2.7%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	455	474
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	80	83
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (Espero Chatanooga Project) PUT	3.000%	11/1/2027	80	80
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (One Westside Phase 2B Project) PUT	2.950%	5/1/2029	100	99
	Dickson TN Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.000%	4/1/2027	280	280
	Dickson TN Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.050%	4/1/2029	100	99
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	165	169
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	105	111
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	960	1,025
	Kingsport Tennessee Industrial Development Board Local or Guaranteed Housing Revenue (Stonecrest Apartments Project) PUT	2.950%	9/1/2028	100	99
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	50	50
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	255	266
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	240	241
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	50	50
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (The Pines Apartments Project) PUT	3.100%	9/1/2027	90	90
[4]	Knoxville Industrial Development Board Local or Guaranteed Housing Revenue (Maplehurst Park Apartments Project)	4.250%	11/1/2030	100	99
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	890	887
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue PUT	3.050%	9/1/2029	100	99
	Memphis Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (Greenbriar Apartments Project) PUT	3.550%	6/1/2027	325	326
	Memphis TN GO	4.000%	5/1/2032	105	106
	Memphis TN GO	5.000%	5/1/2033	1,370	1,473
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2028	70	72
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2029	250	250
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2026	100	100
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	855	898
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	115	121
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	200	216
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	160	175
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue	5.000%	5/1/2030	275	291
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Burning Tree Apartments Project) PUT	5.000%	10/1/2027	280	286
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Park Point Project) PUT	3.500%	2/1/2028	495	496
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2027	300	300
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.650%	7/1/2028	125	126
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2029	455	455

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.050%	7/1/2030	100	98
	Metropolitan Government Nashville & Davidson County Industrial Development Board Local or Guaranteed Housing Revenue (Trinity Lane Apartments Project) PUT	3.150%	7/1/2029	100	100
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	275	290
	Murfreesboro TN GO	4.000%	6/1/2028	100	100
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2031	465	506
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2033	285	316
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	5.000%	7/1/2030	295	300
	Oak Ridge Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2028	100	100
	Rutherford County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	1,650	1,760
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/2027	100	101
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	125	126
[2]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	305	323
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	280	282
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	145	156
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2030	100	105
	Shelby County TN GO	5.000%	4/1/2027	140	142
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/2028	1,805	1,818
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	1,655	1,729
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	1,440	1,517
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/2026	205	205
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/2027	200	201
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project)	5.000%	11/1/2034	900	944
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2028	420	430
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.550%	7/1/2031	180	180
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	2.450%	7/1/2030	70	67
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/2027	400	402
					22,290
Texas (10.9%)
	Alamo Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.000%	12/1/2028	100	99
[13]	Aldine Independent School District GO	5.000%	2/15/2032	100	109
[13]	Aldine Independent School District GO	4.000%	2/15/2033	100	100
[13]	Angleton Independent School District GO	3.000%	2/15/2029	1,105	1,094
[13]	Argyle Independent School District GO PUT	4.000%	8/15/2027	275	278
[13]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2030	25	27
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue PUT	2.950%	5/1/2029	275	272
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2028	100	104
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/2030	155	155
	Austin Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	11/1/2027	500	502
[13]	Austin Independent School District GO	5.000%	8/1/2028	100	104
[13]	Austin Independent School District GO	4.000%	8/1/2033	950	957
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2029	100	106
	Austin TX GO	5.000%	9/1/2027	100	103
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2032	155	170
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2033	170	188
[13]	Barbers Hill Independent School District GO	4.000%	2/15/2034	545	548
	Bastrop TX GO	5.000%	8/1/2033	460	503
[13]	Belton Independent School District GO	4.000%	2/15/2033	110	110
	Bexar County Hospital District GO	5.000%	2/15/2031	100	108
	Bexar County TX Miscellaneous Taxes Revenue (Tax-Exempt Venue Project)	4.000%	8/15/2034	300	302
	Bexar Management & Development Corp. Local or Guaranteed Housing Revenue PUT	2.650%	3/1/2028	100	99
	Bexar Management & Development Corp. Local or Guaranteed Housing Revenue PUT	3.020%	5/1/2028	145	145
[13]	Boerne Independent School District GO PUT	3.125%	2/1/2027	915	915
[13]	Boerne Independent School District GO PUT	4.000%	2/1/2028	570	578
[13]	Brazosport Independent School District GO	4.000%	2/15/2033	975	976
	Bryan TX Electric System Electric Power & Light Revenue	4.000%	7/1/2032	150	150
[13]	Burleson Independent School District GO	5.000%	8/1/2028	100	104
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2029	100	105
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2033	135	137
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2028	100	103
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2030	100	106
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	1,360	1,436
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2030	120	125
[13]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2033	150	150
[13]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2033	140	140
	Coastal Water Authority Water Revenue	4.000%	12/15/2033	100	100
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/2028	75	77
	Corpus Christi TX GO	5.000%	3/1/2030	100	106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corpus Christi TX GO	5.000%	3/1/2032	100	108
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/2030	335	346
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/2031	460	474
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/2034	935	978
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2029	180	189
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2031	1,175	1,259
[2]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2033	750	816
[13]	Crockett County Consolidated Common School District No. 1 GO	4.000%	8/15/2032	380	384
[13]	Crowley Independent School District GO	5.000%	2/1/2033	100	110
[13]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2029	250	263
[13]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2030	250	267
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2032	150	151
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	215	229
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	200	202
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.050%	8/1/2028	115	115
[13]	Dallas Independent School District GO PUT	5.000%	2/15/2027	720	728
[13]	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/2027	130	132
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2031	100	100
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2033	375	375
[4]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/2028	115	115
	Del Mar College District GO	5.000%	8/15/2031	90	90
	Del Mar College District GO	5.000%	8/15/2031	135	147
	Del Mar College District GO	5.000%	8/15/2033	100	110
	Del Mar College District GO	4.000%	8/15/2034	125	125
[13]	Denton Independent School District GO PUT	4.000%	8/15/2030	200	205
	Denton TX GO	5.000%	2/15/2028	190	190
	Denton TX Utility System Water Revenue	5.000%	12/1/2029	165	166
[13]	Dickinson Independent School District GO PUT	3.100%	8/2/2027	200	200
[13]	Eagle Mountain & Saginaw Independent School District GO PUT	4.000%	8/1/2027	50	51
[13]	Ector County Independent School District GO PUT	4.000%	8/15/2027	355	359
[2]	El Paso County Hospital District GO	5.000%	2/15/2027	100	101
[2]	El Paso County Hospital District GO	5.000%	2/15/2030	100	106
	El Paso County Hospital District GO	4.000%	8/15/2032	155	152
[2]	El Paso County Hospital District GO	5.000%	8/15/2032	790	850
[13]	El Paso Independent School District GO	5.000%	8/15/2033	100	110
	El Paso TX GO	5.000%	8/15/2027	100	100
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2031	530	535
	EP Forty649 PFC Local or Guaranteed Housing Revenue (Forty649 Apartments Project)	5.000%	1/1/2033	360	384
[13]	Fairfield Independent School District GO	5.000%	8/15/2032	100	110
[13]	Forney Independent School District GO	5.000%	8/15/2031	100	109
[2]	Fort Bend County Municipal Utility District No. 35 GO	4.000%	9/1/2031	140	140
[13]	Fort Bend Independent School District GO PUT	4.000%	8/1/2027	100	101
[13]	Fort Bend Independent School District GO PUT	3.800%	8/1/2028	100	101
[13]	Fort Bend Independent School District GO PUT	3.125%	8/1/2029	235	234
	FW Ramble Public Facility Corp. Local or Guaranteed Housing Revenue (Ramble & Rose Project)	4.000%	10/1/2035	100	95
[13]	Galena Park Independent School District GO	3.000%	8/15/2030	250	245
[13]	Garland Independent School District GO	4.000%	2/15/2028	275	275
	Garland TX GO	5.000%	2/15/2030	150	160
	Garland TX Water & Sewer System Water Revenue	5.000%	3/1/2027	125	127
	Garland TX Water & Sewer System Water Revenue	5.000%	3/1/2032	100	108
[2]	Georgetown TX Utility System Multiple Utility Revenue	5.000%	8/15/2028	285	298
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	740	759
	Grayson County TX Junior College District GO	5.000%	2/15/2032	250	271
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	100	108
[13]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2030	100	107
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	205	218
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	460	480
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/2029	175	175
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	250	265
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	160	173
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	250	271
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	210	231
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	250	275
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	815	855
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	500	537
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	1,055	1,132
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.520%	2.680%	11/15/2046	250	250
	Harris County Flood Control District GO	5.000%	10/1/2031	100	106
	Harris County Flood Control District GO	4.000%	10/1/2033	430	436

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2028	100	99
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/2033	250	257
[1]	Harris County Municipal Utility District No. 71 GO	4.000%	9/1/2029	55	55
[1]	Harris County Municipal Utility District No. 82 GO	2.000%	10/1/2031	50	45
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2030	110	118
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2033	250	254
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, Prere.	0.000%	11/15/2031	50	39
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, Prere.	0.000%	11/15/2031	50	35
[13]	Hays Consolidated Independent School District GO	5.000%	2/15/2030	100	107
[13]	Hays Consolidated Independent School District GO	4.000%	2/15/2033	150	150
	HHA Fountainview PFC Local or Guaranteed Housing Revenue PUT	2.750%	10/1/2028	100	99
	Hidalgo County Drain District No. 1 GO	3.125%	9/1/2028	1,450	1,449
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2031	365	382
	Hidalgo County TX GO	4.000%	8/15/2034	160	160
	Housing TX Options Inc. Local or Guaranteed Housing Revenue PUT	3.050%	2/1/2028	100	100
	Housing TX Options Inc. Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2028	100	101
	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.890%	8/1/2027	100	100
	Houston Independent School District GO PUT	5.000%	7/15/2028	465	482
[2]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2029	135	143
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2031	330	330
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2032	160	160
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2033	455	455
	Houston TX GO	5.000%	3/1/2030	100	105
	Houston TX GO	5.000%	3/1/2032	100	109
	Houston TX GO	5.000%	3/1/2033	100	110
[2,8]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/2033	155	119
[13]	Hutto Independent School District GO PUT	4.000%	8/1/2028	100	102
	Hutto TX GO	4.000%	8/1/2031	380	382
	Ingleside TX GO	5.000%	2/1/2030	120	127
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2028	245	245
[13]	Irving Independent School District GO	5.000%	2/15/2030	100	107
	Irving TX GO	3.000%	9/15/2028	75	75
	Irving TX GO	4.000%	9/15/2032	100	100
[13]	Jacksboro Independent School District GO PUT	4.000%	8/15/2028	705	720
	Jefferson County Housing Finance Corp.Local or Guaranteed Housing Revenue (Timbers Edge Apartments Project) PUT	3.000%	6/1/2028	100	100
[13]	Katy Independent School District GO PUT	4.000%	8/15/2026	75	75
[13]	Kilgore Independent School District GO	5.000%	2/15/2027	125	126
[13]	Kilgore Independent School District GO PUT	4.000%	8/15/2026	30	30
[13]	Klein Independent School District GO	5.000%	8/1/2032	200	220
[2]	La Salle County TX GO	5.000%	3/1/2028	100	103
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue	4.250%	10/1/2035	100	97
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.350%	11/1/2029	100	98
[13]	Leander Independent School District GO	0.000%	8/15/2029	100	91
[13]	Leander Independent School District GO	0.000%	8/15/2031	100	84
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	2.960%	4/1/2027	100	100
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	290	289
[4]	Liberty Hill TX Special Assessment Revenue	3.125%	9/1/2032	100	94
	Lone Star College System GO	4.000%	2/15/2029	200	200
[13]	Longview Independent School District GO	5.000%	2/15/2029	100	105
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2030	100	107
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2031	100	108
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2032	100	109
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2032	100	109
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2033	100	110
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2028	2,500	2,570
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	2,450	2,631
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2033	100	104
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2033	115	120
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2034	135	144
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/2033	600	642
	Lubbock Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.800%	3/1/2028	100	99
	Manor Housing Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2028	200	201
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Co. Project)	4.000%	6/1/2030	100	100
[8]	Matagorda County Navigation District No. 1 Resource Recovery Revenue	4.400%	5/1/2030	490	510
[2]	Mckinney Municipal Utility District No. 2 GO	4.000%	9/1/2033	350	354
[13]	Medina Valley Independent School District GO PUT	2.850%	2/15/2029	100	100
[13]	Navarro Independent School District GO PUT	4.000%	2/15/2028	210	213
[13]	New Caney Independent School District GO	4.000%	2/15/2035	775	747

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[13]	New Caney Independent School District GO PUT	4.000%	8/15/2027	990	1,001
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	275	280
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2033	60	60
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	5.250%	7/1/2032	100	100
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	4.625%	10/1/2030	250	250
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/2027	80	81
	Newark Higher Education Finance Corp. College & University Revenue (Abilene Christian University Program)	5.000%	4/1/2030	150	150
	Newark Higher Education Finance Corp. College & University Revenue (Abilene Christian University Program)	4.000%	4/1/2032	200	200
	Nortex Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.875%	10/1/2027	200	199
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2030	345	363
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2032	100	108
[13]	North East TX Independent School District GO	5.000%	8/1/2031	100	109
[13]	North East TX Independent School District GO PUT	3.750%	8/1/2027	305	307
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	3.625%	9/15/2031	100	97
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	3.625%	9/15/2026	117	117
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2032	145	148
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	50	50
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/2031	100	53
[2]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2029	125	116
[13]	Northside Independent School District GO PUT	3.000%	8/1/2026	85	85
[13]	Northside Independent School District GO PUT	2.000%	6/1/2027	240	238
[13]	Northside Independent School District GO PUT	3.450%	8/1/2027	1,450	1,452
[13]	Northside Independent School District GO PUT	3.550%	6/1/2028	155	156
[13]	Northside Independent School District GO PUT	3.100%	8/1/2029	415	414
[13]	Northwest Independent School District GO	5.000%	2/15/2031	100	108
	Nueces County TX GO	5.000%	2/15/2032	160	171
	Odessa Junior College District GO	5.000%	8/15/2031	135	137
	Odessa TX GO	5.000%	3/1/2027	205	207
	Odessa TX GO	5.000%	3/1/2028	300	308
	Pearland TX GO	5.000%	9/1/2031	125	136
	Pearland TX GO	5.000%	9/1/2032	100	110
	Pearland TX Waterworks & Sewer System Water Revenue	4.000%	9/1/2026	50	50
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/2031	125	130
	Pearland TX Waterworks & Sewer System Water Revenue	4.000%	9/1/2032	190	191
[4]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/2032	100	103
[13]	Plainview Independent School District GO PUT	4.000%	8/15/2026	75	75
	Plano TX GO	3.000%	9/1/2027	100	100
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/2030	140	151
	Potter County TX GO	3.000%	2/1/2028	145	144
[13]	Prosper Independent School District GO	5.000%	2/15/2029	100	105
[13]	Prosper Independent School District GO	5.000%	2/15/2030	100	107
[13]	Prosper Independent School District GO PUT	4.000%	8/15/2026	150	150
[13]	Prosper Independent School District GO PUT	4.000%	8/15/2028	415	422
[13]	Round Rock Independent School District GO PUT	5.000%	8/1/2030	120	128
[13]	Round Rock Independent School District GO PUT	5.000%	8/1/2031	1,000	1,073
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.450%	7/1/2027	325	326
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2027	175	179
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	100	100
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	150	150
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2032	375	375
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2033	150	150
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/2026	215	213
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	875	875
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/2027	355	348
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.900%	12/1/2027	100	99
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	180	179
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.000%	12/1/2029	1,225	1,207
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.200%	12/1/2030	715	701
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.150%	12/1/2031	325	316
[13]	San Antonio TX Independent School District GO	5.000%	8/15/2028	85	89
[13]	San Antonio TX Independent School District GO	4.000%	8/15/2034	135	136
[13]	Sinton Independent School District GO PUT	4.000%	8/15/2026	100	100
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/2028	155	156
[13]	Spring Branch Independent School District GO	5.000%	2/1/2029	140	148
[13]	Spring Independent School District GO	4.000%	8/15/2031	265	265
	Stephen F Austin State University College & University Revenue	4.000%	10/15/2034	105	105
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/2028	125	125

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sugar Land TX GO	4.000%	2/15/2034	500	501
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	100	104
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	235	251
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	145	150
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	540	568
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	210	217
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/2034	120	121
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2029	860	906
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2030	370	392
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	1,855	1,965
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	200	217
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	100	108
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	1,120	1,209
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2033	360	390
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	315	321
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	2/1/2028	310	312
[13]	Taylor TX Independent School District GO	4.000%	2/15/2033	250	250
[13]	Texarkana Independent School District GO PUT	4.000%	8/15/2026	455	455
[6,13]	Texarkana Independent School District GO PUT	4.000%	8/15/2027	300	303
[13]	Texas City Independent School District GO	4.000%	8/15/2034	150	151
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	7/1/2029	180	192
[6]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	6.250%	7/1/2057	205	230
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.050%	9/1/2027	200	200
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/2026	1,565	1,576
[3]	Texas Municipal Gas Acquisition & Supply Corp. II Natural Gas Revenue, 66% of TSFR3M + 0.863%	3.281%	9/15/2027	230	230
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2027	175	179
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2028	125	129
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2029	135	140
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2031	350	365
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2032	390	409
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2030	2,795	2,932
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue	5.000%	1/1/2030	55	57
[6]	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	3/1/2029	100	103
[6]	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	3/1/2031	100	104
[6]	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	3/1/2033	100	104
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2034	695	721
[6]	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	3/1/2034	100	104
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2030	145	147
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/2031	700	733
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2032	50	50
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2033	215	224
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2032	920	995
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2033	480	523
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	2.800%	2/1/2027	100	100
[6]	Texas State University System College & University Revenue	5.000%	3/15/2028	100	103
	Texas State University System College & University Revenue	5.000%	3/15/2029	100	105
[6]	Texas State University System College & University Revenue	5.000%	3/15/2030	100	105
	Texas State University System College & University Revenue	5.000%	3/15/2031	160	173
[6]	Texas State University System College & University Revenue	5.000%	3/15/2032	100	107
	Texas State University System College & University Revenue	5.000%	3/15/2033	110	121
	Texas Water Development Board Water Revenue	5.000%	8/1/2027	75	77
	Texas Water Development Board Water Revenue	5.000%	8/1/2029	125	128
	Texas Water Development Board Water Revenue	4.000%	10/15/2031	105	105
	Texas Water Development Board Water Revenue	5.000%	8/1/2032	110	112
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	455	458
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	100	100
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	60	60
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	135	136
	Texas Woman's University College & University Revenue	5.000%	7/1/2028	100	104
	Texas Woman's University College & University Revenue	5.000%	7/1/2030	100	107
	THF Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.340%	2/1/2029	190	191
[13]	Tomball Independent School District GO	4.000%	2/15/2033	395	402
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/2027	360	361
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	250	251
[13]	Tyler Independent School District GO	4.000%	2/15/2031	150	151
	University of Houston College & University Revenue	5.000%	2/15/2027	50	51
	University of Houston College & University Revenue	4.000%	2/15/2028	175	175
	University of North Texas System College & University Revenue	5.000%	4/15/2032	135	137
[13]	Venus Independent School District GO	5.000%	8/15/2032	250	274

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Victory Street Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	100	99
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/2032	95	102
	Williamson County TX GO	5.000%	2/15/2029	50	53
[13]	Willis Independent School District GO	4.000%	2/15/2032	350	351
[13]	Ysleta Independent School District GO	4.000%	8/15/2033	150	150
					90,745
Utah (0.4%)
	University of Utah College & University Revenue	4.000%	8/1/2033	125	125
	Utah Associated Municipal Power Systems Electric Power & Light Revenue (Horse Butte Wind Project)	5.000%	9/1/2030	195	201
	Utah Associated Municipal Power Systems Electric Power & Light Revenue (Horse Butte Wind Project)	5.000%	9/1/2033	215	221
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	225	225
	Utah Housing Corp. Local or Guaranteed Housing Revenue	3.300%	1/1/2032	210	204
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	180	201
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	100	112
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.750%	7/1/2055	100	113
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	100	112
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2056	310	347
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.700%	8/1/2027	100	100
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.180%	2/1/2029	100	100
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	2.650%	3/1/2029	100	98
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	2.950%	4/1/2029	350	346
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.000%	9/1/2029	100	99
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.240%	12/1/2029	100	100
	Utah State University Local or Guaranteed Housing Revenue	5.000%	4/1/2027	110	112
	Utah Water Finance Agency Intergovernmental Agreement Revenue (Loan Financing Program)	4.000%	3/1/2033	345	346
					3,162
Vermont (0.1%)
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2026	100	100
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	225	225
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	170	170
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	30	30
	Vermont Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	11/1/2056	100	110
					635
Virgin Islands (0.1%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2028	505	518
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2029	100	104
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2030	300	315
					937
Virginia (0.6%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	150	159
	Arlington County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2031	250	263
	Arlington County IDA Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2027	200	200
	Arlington County IDA Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2029	365	360
	Franklin County VA IDA Intergovernmental Agreement Revenue	5.000%	10/15/2030	100	102
	Henrico County Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.200%	10/1/2029	375	374
	Henrico County Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2029	100	100
	Loudoun County VA GO	4.000%	12/1/2033	155	155
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	340	364
	Petersburg Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.375%	5/1/2027	225	226
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/2028	100	100
	Salem Economic Development Authority College & University Revenue	5.000%	4/1/2031	100	105
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/2029	100	100
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2033	100	100
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/2029	70	72
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2030	100	103
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.400%	6/1/2028	60	60
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.700%	1/1/2029	130	129
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.850%	4/1/2029	100	99
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.900%	10/1/2029	100	99
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.850%	3/1/2031	500	486
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2027	65	67
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2027	70	72
	Virginia Public School Authority Special Obligation Revenue	3.000%	2/1/2033	40	38
	Virginia Resources Authority Miscellaneous Revenue	4.000%	11/1/2032	100	100
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	100	105
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.100%	12/1/2030	100	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	485	488
					4,726
Washington (1.9%)
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/2029	300	306
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/2034	330	342
	Energy Northwest Electric Power & Light Revenue	4.000%	7/1/2027	100	100
	Energy Northwest Electric Power & Light Revenue	4.000%	7/1/2029	55	55
	Energy Northwest Nuclear Revenue	5.000%	7/1/2033	125	129
	Energy Northwest Nuclear Revenue	5.000%	7/1/2033	150	167
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	115	117
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2032	100	110
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2030	105	107
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2031	920	927
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/2032	215	218
	King County Public Hospital District No. 1 GO	5.000%	12/1/2027	50	50
	King County Public Hospital District No. 1 GO	5.000%	12/1/2032	100	100
	King County Public Hospital District No. 2 GO	5.000%	12/1/2030	140	150
	King County School District No. 403 Renton GO	4.000%	12/1/2033	365	369
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/2027	100	103
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/2031	100	110
	King County School District No. 411 Issaquah GO	3.000%	12/1/2030	105	105
	King County School District No. 414 Lake Washington GO	4.000%	12/1/2033	200	201
[3]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	2.390%	1/1/2040	430	429
	Lincoln & Spokane Counties School District No. 9 Reardan-Edwall GO	4.000%	12/1/2031	440	440
	Pierce County School District No. 416 White River GO	4.000%	12/1/2028	250	250
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/2029	230	230
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Jackson Park Village Project)	5.000%	12/1/2029	100	104
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Jackson Park Village Project)	4.000%	12/1/2032	100	99
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/2032	80	80
	Seattle WA GO	4.000%	12/1/2031	50	50
	Snohomish County Housing Authority Local or Guaranteed Housing Revenue (Allegro Apartments Project)	3.750%	4/1/2036	295	274
	Snohomish County School District No. 15 Edmonds GO	4.000%	12/1/2034	130	130
	Spokane County School District No. 356 Central Valley GO	4.000%	12/1/2031	100	101
	Spokane WA Water & Wastewater Water Revenue	4.000%	12/1/2032	190	189
	University of Washington College & University Revenue PUT	4.000%	8/1/2027	1,365	1,371
	Vancouver Housing Authority Local or Guaranteed Housing Revenue	5.000%	8/1/2029	100	103
	Washington GO	4.000%	7/1/2027	225	228
	Washington GO	5.000%	8/1/2031	75	75
	Washington GO	5.000%	8/1/2033	215	219
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	100	100
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	180	186
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	55	57
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	100	105
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	200	204
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	125	128
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	125	129
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	200	213
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	245	261
[4]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	165	176
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	115	123
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	115	119
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	110	112
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	500	508
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	390	397
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	185	192
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	190	197
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	235	253
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	235	239
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	140	144
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	65	67
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	215	219
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	250	250
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	155	169
[2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	1,300	1,368
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	370	374
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	5.000%	5/1/2029	75	76
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/2033	130	130
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2028	140	144
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2030	140	143

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2031	75	76
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2033	50	51
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2035	125	126
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2030	80	85
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2031	140	150
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2032	10	11
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	4.375%	1/1/2033	100	100
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2028	110	112
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/2035	227	215
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	6.250%	6/1/2056	100	111
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Camas Flats Apartments Project) PUT	5.000%	2/1/2027	200	202
					16,160
West Virginia (0.3%)
	Fayette County WV Board of Education COP	5.000%	7/1/2032	105	113
[2]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2029	100	105
	West Virginia Economic Development Authority Electric Power & Light Revenue (Appalachian Power Co. - AMOS Project) PUT	3.700%	6/1/2028	100	101
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/2028	200	200
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2030	85	85
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2031	115	115
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	680	696
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	180	182
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2033	180	192
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	230	233
	West Virginia University College & University Revenue (West Virginia University Project) PUT	5.000%	10/1/2029	165	174
[1]	Wheeling WV Waterworks & Sewerage System Water Revenue	5.000%	6/1/2027	100	101
[1]	Wheeling WV Waterworks & Sewerage System Water Revenue	5.000%	6/1/2029	100	105
					2,402
Wisconsin (2.0%)
	Hamilton WI School District GO	3.000%	4/1/2029	200	198
	Kaukauna WI Waterworks System Water Revenue BAN	4.000%	12/1/2029	100	101
	Madison WI Sewer System Sewer Revenue	4.000%	12/1/2031	100	100
[1]	Manawa School District GO	4.000%	3/1/2033	585	586
	Milwaukee Redevelopment Authority Lease (Abatement) Revenue	5.000%	11/15/2029	250	251
	Milwaukee Redevelopment Authority Lease (Abatement) Revenue	5.000%	11/15/2032	240	241
	Milwaukee Redevelopment Authority Lease (Abatement) Revenue	5.000%	11/15/2033	130	131
	Milwaukee WI GO	3.000%	3/1/2031	60	58
	Milwaukee WI GO	4.000%	4/1/2031	145	145
	Milwaukee WI GO	5.000%	4/1/2031	50	53
[2]	Milwaukee WI GO	5.000%	12/1/2031	300	325
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/2031	85	81
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/2033	205	188
	Public Finance Authority College & University Revenue	5.000%	6/1/2028	100	102
	Public Finance Authority College & University Revenue	5.000%	6/1/2030	100	103
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/2026	360	360
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	810	824
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	125	127
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	275	276
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2029	95	95
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	400	417
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Renown Regional Medical Center Project)	5.000%	6/1/2027	105	107
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	450	455
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	4.000%	10/1/2030	20	21
[4]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/2036	49	48
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/2027	150	150
	Public Finance Authority Intergovernmental Agreement Revenue PUT	3.625%	6/15/2031	105	104
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2029	240	247
[4]	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2029	50	51
[3,4]	Public Finance Authority Local or Guaranteed Housing Revenue, 67% of SOFR + 1.150%	3.595%	12/1/2068	920	917
	Racine Unified School District Miscellaneous Revenue	4.000%	4/1/2030	125	127
	Sheboygan Falls School District GO	4.000%	4/1/2028	100	100
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	515	532
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	1,490	1,594
	Waunakee Community School District GO	3.250%	4/1/2028	100	100
[6]	Wisconsin GO	5.000%	5/1/2030	100	107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Wisconsin GO	5.000%	5/1/2031	100	108
[6]	Wisconsin GO	5.000%	5/1/2032	100	109
[6]	Wisconsin GO	5.000%	5/1/2033	100	110
[6]	Wisconsin GO	5.000%	5/1/2034	100	111
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/2031	255	255
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/2032	50	50
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/2032	900	942
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	110	114
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2028	130	135
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	100	104
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	100	105
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	100	106
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	250	263
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	70	70
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	50	51
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2031	250	251
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2032	160	160
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	100	108
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	110	113
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	185	200
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2032	130	136
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	140	141
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	270	278
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	135	136
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	805	817
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	130	134
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2034	255	255
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2027	205	205
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2031	145	153
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2033	150	161
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2054	315	341
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2055	145	156
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.250%	9/1/2055	100	109
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.750%	9/1/2056	100	108
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2057	100	110
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2026	30	30
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2027	20	20
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2028	100	100
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (The Intersect Project) PUT	5.000%	2/1/2027	575	580
					16,857
Wyoming (0.1%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2030	720	732
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2056	100	111
					843
Total Tax-Exempt Municipal Bonds (Cost $829,138)					824,383
Taxable Municipal Bonds (0.0%)
Puerto Rico (0.0%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	118	85
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	24	17
Total Taxable Municipal Bonds (Cost $87)					102

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.7%)
Investment Company (0.7%)
[14]	Vanguard Municipal Low Duration Fund (Cost $5,999)	2.621%	599,910	5,999
Total Investments (99.5%) (Cost $835,224)				830,484
Other Assets and Liabilities—Net (0.5%)				4,025
Net Assets (100%)				834,509
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $8,864, representing 1.1% of net assets.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2026.
7	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
11	Step bond.
12	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	September 2026	(13)	(2,673)	2
A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
The fund had no open Municipal Market Data (MMD) Rate Lock contracts at July 31, 2026.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	824,383	—	824,383
Taxable Municipal Bonds	—	102	—	102
Temporary Cash Investments	5,999	—	—	5,999
Total	5,999	824,485	—	830,484
Derivative Financial Instruments
Assets
Futures Contracts[1]	2	—	—	2
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.